                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03946
                 ----------------------------------------------

                           UBS Managed Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                  Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND
CALIFORNIA MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND

SEMIANNUAL REPORT
DECEMBER 31, 2005

February 15, 2006

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2005.

PERFORMANCE

With short-term interest rates rising during the past six months, the yields available on money market securities rose as well. As of December 31, 2005, the Funds' seven day current yields were: UBS RMA Money Market Portfolio: 3.73%; UBS RMA U.S. Government Portfolio: 3.33%; UBS RMA Tax-Free Fund Inc.: 2.78%; UBS RMA California Municipal Money Fund: 2.67%; UBS RMA New York Municipal Money Fund:
2.70%; and UBS RMA New Jersey Municipal Money Fund: 2.52%. (For more on the Funds' performance, refer to "Performance and Portfolio Characteristics at a Glance" on pages 8 and 9.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. Although the US economy faced a number of challenges during the reporting period, including high oil prices, rising short-term interest rates, continuing challenges on a geopolitical level and a devastating hurricane season at home, it ultimately proved to be quite resilient by most measures. Gross domestic product (GDP) growth rates for the first three quarters of 2005 averaged more than 3.7%. Although advance estimates for

[SIDENOTE]

UBS RMA MONEY MARKET PORTFOLIO,
UBS RMA U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL (BOTH PORTFOLIOS):
Maximum current income consistent with preservation of capital and liquidity.

PORTFOLIO MANAGERS (BOTH PORTFOLIOS):
Michael Markowitz
Robert Sabatino
UBS Global Asset Management (US) Inc.

COMMENCEMENT (BOTH PORTFOLIOS):
October 4, 1982

DIVIDEND PAYMENT (BOTH PORTFOLIOS):
Monthly

UBS RMA TAX-FREE FUND INC., UBS RMA CALIFORNIA MUNICIPAL MONEY FUND, UBS RMA NEW YORK MUNICIPAL MONEY FUND, UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL (ALL FOUR FUNDS):
Maximum current income exempt from federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

PORTFOLIO MANAGERS (ALL FOUR FUNDS):
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset Management (US) Inc.

COMMENCEMENT:
Tax-Free--October 4, 1982 California Municipal--November 7, 1988 New York Municipal--November 10, 1988 New Jersey Municipal--February 1, 1991

DIVIDEND PAYMENT (ALL FOUR FUNDS):
Monthly

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   the fourth quarter came in at 1.1%, which is well below the current trend, preliminary data indicate the lower growth rate was likely the result of lackluster consumer spending during the fourth quarter, and we believe GDP growth may pick up again in 2006.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As expected, the Fed continued to raise interest rates in an attempt to temper growth and ward off a potential increase in inflation. After five rate hikes in 2004, the Fed again increased the federal funds rate eight additional times during 2005 (four of which were during the reporting period) and once more after the period ended. In total, the Fed's 14 rate hikes have driven the federal funds rate from 1.00% to 4.50%. Also of note, Ben Bernanke replaced Alan Greenspan as Chairman of the Fed at the end of his term in February 2006. Mr. Bernanke has pledged continuity with the Greenspan era, and we believe the market generally regards this appointment as positive news.

Q. HOW WERE THE PORTFOLIOS POSITIONED DURING THE SEMIANNUAL PERIOD?

A. We maintained our "bulleted" yield curve positioning, emphasizing securities with six-month maturities, while avoiding those with one-year maturities, which we believed appeared overvalued. Generally, a more bulleted strategy may help performance in a rising rate environment such as that of the past six months. In particular, we targeted securities maturing around the dates of the Fed meetings in order to maximize our ability to capture higher yields.

   From a weighted average maturity standpoint, the portfolios all held shorter maturity positions, with weighted average maturities ranging from 17 to 29 days at the end of December for the tax-free funds. The weighted average maturity of UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio was somewhat longer, both approximately 43 days at the end of December. The shorter maturity stance of the portfolios benefited performance during the reporting period.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE FOR THE PORTFOLIOS?

A. For all six of the portfolios, quality, liquidity and yield remained paramount in our selection process. Within the tax-exempt portfolios, we emphasized variable rate demand notes--notes that are repayable on demand and whose interest rate is reset periodically, often daily. We believe there are frequently seasonal opportunities to add to this type of holding at attractive prices, and we took advantage of that trend during the course of the period.

   Within UBS RMA U.S. Government Portfolio, we continued to allocate a large portion of the portfolio's holdings to US Treasury securities. We did, however, increase our exposure to repurchase agreements over the course of the period. Within UBS RMA Money Market Portfolio, commercial paper and certificates of deposit continued to make up a significant portion of the portfolio. We also reduced the Portfolio's exposure to U.S. government agency obligations over the reporting period, transferring assets to corporate floating rate securities, which we believed represented an attractive value.

Q. HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIOS GOING FORWARD?

A. In general, we remain cautious regarding making any predictions as to when the Fed will pause or end its tightening campaign, and feel interest rates may continue to climb for some time. Yields, we believe--especially on the long end of the curve--will likely rise at some point in the coming months, as the current flatness of the curve is unsustainable in our opinion. On a macroeconomic level, the economy appears to be on fairly solid footing, and we will continue to rely on our research team to interpret developing macroeconomic events and to identify market-specific opportunities as they arise.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ W. Douglas Beck                        /s/ Elbridge T. Gerry

W. Douglas Beck, CFA                       Elbridge T. Gerry III
PRESIDENT                                  PORTFOLIO MANAGER
UBS RMA Money Fund Inc. (UBS RMA           UBS RMA Tax-Free Fund Inc.
   Money Market Portfolio and UBS RMA      UBS RMA California Municipal
   U.S. Government Portfolio)                 Money Fund
UBS RMA Tax-Free Fund Inc.                 UBS RMA New York Municipal
UBS Managed Municipal Trust (UBS RMA          Money Fund
   California Municipal Money Fund and     UBS RMA New Jersey Municipal
   UBS RMA New York Municipal Money           Money Fund
   Fund)                                   MANAGING DIRECTOR
UBS Municipal Money Market Series (UBS     UBS Global Asset Management
   RMA New Jersey Municipal Money             (US) Inc.
   Fund)
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

/s/ Michael Markowitz                      /s/ Robert Sabatino

Michael Markowitz                          Robert Sabatino
PORTFOLIO MANAGER                          PORTFOLIO MANAGER
UBS RMA Money Market Portfolio             UBS RMA Money Market Portfolio
UBS RMA U.S. Government Portfolio          UBS RMA U.S. Government Portfolio
MANAGING DIRECTOR                          DIRECTOR
UBS Global Asset Management (US) Inc.      UBS Global Asset Management (US)
                                              Inc.

/s/ Ryan Nugent

Ryan Nugent
PORTFOLIO MANAGER
UBS RMA Tax-Free Fund Inc.
UBS RMA California Municipal Money Fund
UBS RMA New York Municipal Money Fund
UBS RMA New Jersey Municipal Money Fund
DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Funds and Portfolios performed during the six months ended December 31, 2005. The views and opinions in the letter were current as of February 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of any Fund's or Portfolio's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UNDERSTANDING YOUR FUNDS' EXPENSES (UNAUDITED)

As a shareholder of the Funds*, you incur ongoing costs, including management fees; service fees (12b-1 or non-12b-1 fees); and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line in the table below for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs--for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect Resource Management Account(R) (RMA(R)) Program or Business Services Account BSA(R) Program fees as these are external to the Funds and relate to those programs.

* Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

UBS RMA MONEY MARKET PORTFOLIO

                                      BEGINNING                ENDING             EXPENSES PAID
                                    ACCOUNT VALUE           ACCOUNT VALUE         DURING PERIOD*
                                     JULY 1, 2005         DECEMBER 31, 2005    07/01/05 TO 12/31/05
---------------------------------------------------------------------------------------------------
Actual                           $           1,000.00   $           1,016.00   $               3.00
Hypothetical (5% annual return
before expenses)                             1,000.00               1,022.23                   3.01

* Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA U.S. GOVERNMENT PORTFOLIO

                                      BEGINNING                ENDING             EXPENSES PAID
                                    ACCOUNT VALUE           ACCOUNT VALUE         DURING PERIOD*
                                     JULY 1, 2005         DECEMBER 31, 2005    07/01/05 TO 12/31/05
---------------------------------------------------------------------------------------------------
Actual                           $           1,000.00   $           1,015.00   $               3.10
Hypothetical (5% annual return
before expenses)                             1,000.00               1,022.13                   3.11

* Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA TAX-FREE FUND INC.

                                      BEGINNING                ENDING             EXPENSES PAID
                                    ACCOUNT VALUE           ACCOUNT VALUE         DURING PERIOD*
                                     JULY 1, 2005         DECEMBER 31, 2005    07/01/05 TO 12/31/05
---------------------------------------------------------------------------------------------------
Actual                           $           1,000.00   $           1,010.40   $               2.99
Hypothetical (5% annual return
before expenses)                             1,000.00               1,022.23                   3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

                                      BEGINNING                ENDING             EXPENSES PAID
                                    ACCOUNT VALUE           ACCOUNT VALUE         DURING PERIOD*
                                     JULY 1, 2005         DECEMBER 31, 2005    07/01/05 TO 12/31/05
---------------------------------------------------------------------------------------------------
Actual                           $           1,000.00   $           1,009.90   $               3.19
Hypothetical (5% annual return
before expenses)                             1,000.00               1,022.03                   3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA NEW YORK MUNICIPAL MONEY FUND

                                     BEGINNING                 ENDING             EXPENSES PAID
                                    ACCOUNT VALUE           ACCOUNT VALUE         DURING PERIOD*
                                     JULY 1, 2005         DECEMBER 31, 2005    07/01/05 TO 12/31/05
---------------------------------------------------------------------------------------------------
Actual                           $           1,000.00   $           1,009.80   $               3.39
Hypothetical (5% annual return
before expenses)                             1,000.00               1,021.83                   3.41

* Expenses are equal to the Fund's annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

                                      BEGINNING                ENDING             EXPENSES PAID
                                    ACCOUNT VALUE           ACCOUNT VALUE         DURING PERIOD*
                                     JULY 1, 2005         DECEMBER 31, 2005    07/01/05 TO 12/31/05
---------------------------------------------------------------------------------------------------
Actual                           $           1,000.00   $           1,009.10   $               3.95
Hypothetical (5% annual return
before expenses)                             1,000.00               1,021.27                   3.97

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

UBS RMA MONEY MARKET PORTFOLIO

YIELDS AND CHARACTERISTICS                 12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                             3.73%                    2.63%                    1.75%
Seven-Day Effective Yield*                           3.80                     2.66                     1.76
Weighted Average Maturity**                       43 days                  42 days                  46 days
Net Assets (bn)                      $               10.4     $               10.4     $               11.2

PORTFOLIO COMPOSITION***                   12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Commercial Paper                                     53.7%                    53.1%                    41.6%
Certificates of Deposit                              20.1                     20.2                     25.2
Short-Term Corporate Obligations                     17.6                     14.0                     12.3
U.S. Government Agency Obligations                    7.2                     10.1                     21.3
Bank Notes                                            1.0                      1.0                       --
Money Market Funds                                    0.3                      0.5                      0.2
Repurchase Agreements                                 0.0+                     1.0                       --
Time Deposit                                           --                       --                      0.3
Other Assets Less Liabilities                         0.1                      0.1                     (0.9)
-----------------------------------------------------------------------------------------------------------
TOTAL                                               100.0%                   100.0%                   100.0%
-----------------------------------------------------------------------------------------------------------

UBS RMA U.S. GOVERNMENT PORTFOLIO

YIELDS AND CHARACTERISTICS                 12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                             3.33%                    2.46%                    1.40%
Seven-Day Effective Yield*                           3.38                     2.49                     1.41
Weighted Average Maturity**                       43 days                  38 days                  45 days
Net Assets (bn)                      $                1.1     $                1.1     $                1.2

PORTFOLIO COMPOSITION***                   12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Repurchase Agreements                                64.0%                    53.1%                    66.4%
U.S. Government Obligations                          34.0                     50.0                     51.5
Money Market Funds                                    0.5                      0.6                      1.2
Other Assets Less Liabilities                         1.5                     (3.7)                   (19.1)
-----------------------------------------------------------------------------------------------------------
TOTAL                                               100.0%                   100.0%                   100.0%
-----------------------------------------------------------------------------------------------------------

UBS RMA TAX-FREE FUND INC

YIELDS AND CHARACTERISTICS                 12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                             2.78%                    1.88%                    1.28%
Seven-Day Effective Yield*                           2.82                     1.90                     1.29
Weighted Average Maturity**                       19 days                  11 days                  17 days
Net Assets (bn)                      $                3.4     $                3.4     $                3.1

PORTFOLIO COMPOSITION***                   12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes                            95.0%                    92.2%                    94.8%
Tax-Exempt Commercial Paper                           7.6                      8.2                     10.5
Money Market Fund                                     0.0+                      --                       --
Other Assets Less Liabilities                        (2.6)                    (0.4)                    (5.3)
-----------------------------------------------------------------------------------------------------------
TOTAL                                               100.0%                   100.0%                   100.0%
-----------------------------------------------------------------------------------------------------------

* YIELDS WILL FLUCTUATE AND MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE PERFORMANCE INFORMATION PROVIDED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MIGHT PAY ON DISTRIBUTIONS. THE RETURN OF AN INVESTMENT WILL FLUCTUATE. PERFORMANCE RESULTS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS (IF ANY) AT NET ASSET VALUE ON THE PAYABLE DATES. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.
** The Funds and Portfolios are actively managed and their weighted average maturities will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Funds and Portfolios are actively managed and their compositions will vary over time.
+ Weighting represents less than 0.05% of net assets as of the date indicated.
     AN INVESTMENT IN AN RMA FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH RMA FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN AN RMA FUND.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                 12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                             2.67%                    1.71%                    1.24%
Seven-Day Effective Yield*                           2.70                     1.73                     1.25
Weighted Average Maturity**                       18 days                  20 days                  18 days
Net Assets (mm)                      $              934.1     $              808.8     $              816.6

PORTFOLIO COMPOSITION***                   12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes                            89.3%                    92.3%                    94.8%
Tax-Exempt Commercial Paper                          10.4                     10.1                      7.4
Money Market Fund                                      --                      0.3                       --
Other Assets Less Liabilities                         0.3                     (2.7)                    (2.2)
-----------------------------------------------------------------------------------------------------------
TOTAL                                               100.0%                   100.0%                   100.0%
-----------------------------------------------------------------------------------------------------------

UBS RMA NEW YORK MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                 12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                             2.70%                    1.76%                    1.15%
Seven-Day Effective Yield*                           2.73                     1.77                     1.16
Weighted Average Maturity**                       17 days                   7 days                  24 days
Net Assets (mm)                      $              626.2     $              596.1     $              557.8

PORTFOLIO COMPOSITION***                   12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes                            94.0%                    93.5%                    90.8%
Tax-Exempt Commercial Paper                           7.6                      6.2                     13.3
Other Assets Less Liabilities                        (1.6)                     0.3                     (4.1)
-----------------------------------------------------------------------------------------------------------
TOTAL                                               100.0%                   100.0%                   100.0%
-----------------------------------------------------------------------------------------------------------

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

YIELDS AND CHARACTERISTICS                 12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Seven-Day Current Yield*                             2.52%                    1.64%                    1.11%
Seven-Day Effective Yield*                           2.55                     1.65                     1.12
Weighted Average Maturity**                       29 days                  10 days                  18 days
Net Assets (mm)                      $              151.9     $              134.2     $              135.2

PORTFOLIO COMPOSITION***                   12/31/05                  6/30/05                 12/31/04
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes                            97.5%                    94.6%                    94.8%
Money Market Fund                                     1.7                       --                       --
Tax-Exempt Commercial Paper                            --                      5.2                      4.9
Other Assets Less Liabilities                         0.8                      0.2                      0.3
-----------------------------------------------------------------------------------------------------------
TOTAL                                               100.0%                   100.0%                   100.0%
-----------------------------------------------------------------------------------------------------------

* YIELDS WILL FLUCTUATE AND MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE PERFORMANCE INFORMATION PROVIDED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MIGHT PAY ON DISTRIBUTIONS. THE RETURN OF AN INVESTMENT WILL FLUCTUATE. PERFORMANCE RESULTS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS (IF ANY) AT NET ASSET VALUE ON THE PAYABLE DATES. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.
** The Funds are actively managed and their weighted average maturities will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time. AN INVESTMENT IN AN RMA FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH RMA FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN AN RMA FUND.

UBS RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS -- DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY        INTEREST
  (000)                                                                  DATES           RATES           VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--7.23%
$  415,000  Federal Home Loan Bank                                        01/21/06 to     4.195 to
                                                                          03/13/06        4.360%*  $     414,945,735
   142,705  Federal Home Loan Bank                                        03/06/06 to     3.625 to
                                                                          06/08/06        5.125          142,864,782
   112,596  Federal Home Loan Mortgage Corp.                              02/01/06 to     4.205 to
                                                                          02/02/06        4.210@         112,182,109
    84,075  Federal Home Loan Mortgage Corp.                              10/23/06        4.250           84,075,000
--------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$754,067,626)                                            754,067,626
--------------------------------------------------------------------------------------------------------------------

BANK NOTE--0.96%
  BANKING-NON-U.S.--0.96%
   100,000  Royal Bank of Scotland PLC
             (cost--$100,045,407)                                         02/24/06        4.400*         100,045,407

CERTIFICATES OF DEPOSIT--20.13%
  NON-U.S.--11.22%
   190,000  Barclays Bank PLC                                             01/05/06 to     4.030 to
                                                                          01/06/06        4.055          190,000,062
   210,500  BNP Paribas                                                   02/13/06 to     3.965 to
                                                                          05/23/06        4.520          210,500,000
   160,000  Calyon N.A., Inc.                                             01/20/06        4.110          160,000,000
   100,000  Deutsche Bank AG                                              08/03/06        4.170          100,000,000
    95,000  Fortis Bank NV-SA                                             07/07/06        3.930           95,000,000
   124,500  HBOS Treasury Services PLC                                    02/06/06 to     4.225 to
                                                                          03/21/06        4.370          124,500,000
    38,250  Natexis Banque Populaires                                     03/29/06        4.405           38,250,000
    75,000  Royal Bank of Canada                                          09/15/06        4.715           75,000,000
    27,000  Societe Generale                                              11/17/06        4.700           27,000,000
   100,000  Svenska Handelsbanken                                         11/08/06        4.750          100,000,000
    50,000  UniCredito Italiano SpA                                       03/13/06        3.915           50,000,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                       1,170,250,062
--------------------------------------------------------------------------------------------------------------------

U.S.--8.91%
   256,000  American Express, Federal                                     01/10/06 to     4.290 to
             Savings Bank                                                 01/19/06        4.310          256,000,000
   134,500  Citibank N.A.                                                 01/05/06 to     4.035 to
                                                                          03/06/06        4.405          134,500,000
   260,000  First Tennessee Bank N.A. (Memphis)                           01/30/06 to     4.310 to
                                                                          03/27/06        4.450          260,000,000

PRINCIPAL
 AMOUNT                                                                 MATURITY        INTEREST
  (000)                                                                  DATES           RATES           VALUE
--------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)
  U.S.--(CONCLUDED)
$  279,000  Wells Fargo Bank N.A.                                         01/06/06 to     4.260 to
                                                                          01/18/06        4.320%   $     279,000,000
                                                                                                         929,500,000
--------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$2,099,750,062)                                                   2,099,750,062
--------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--53.71%
  ASSET BACKED-BANKING--1.66%
   174,697  Atlantis One Funding                                          02/07/06 to     4.140 to
                                                                          04/04/06        4.200          173,335,039

  ASSET BACKED-MISCELLANEOUS--23.10%
   252,000  Amsterdam Funding Corp.                                       01/12/06 to
                                                                          01/20/06        4.300          251,547,067
   154,017  Barton Capital Corp.                                          01/03/06 to     4.070 to
                                                                          01/10/06        4.200          153,938,704
   257,917  Bryant Park Funding LLC                                       01/09/06 to     4.280 to
                                                                          01/25/06        4.340          257,462,707
   102,145  Chariot Funding LLC                                           01/11/06 to     4.290 to
                                                                          01/19/06        4.300          101,947,430
   259,116  Falcon Asset Securitization Corp.                             01/23/06 to     4.310 to
                                                                          01/26/06        4.315          258,382,829
   150,000  Kitty Hawk Funding Corp.                                      01/17/06        4.300          149,713,333
   120,023  Old Line Funding Corp.                                        01/03/06 to     4.200 to
                                                                          02/06/06        4.320          119,865,443
   186,883  Preferred Receivables Funding Corp.                           01/09/06 to     4.290 to
                                                                          01/23/06        4.330          186,504,543
   205,127  Ranger Funding Co. LLC                                        01/20/06 to     4.290 to
                                                                          02/01/06        4.350          204,551,158
   225,750  Sheffield Receivables Corp.                                   01/04/06 to     4.290 to
                                                                          01/31/06        4.340          225,364,826
    47,229  Thunderbay Funding                                            01/10/06        4.060           47,181,062
   218,500  Variable Funding Capital Corp.                                01/20/06        4.260 to
                                                                                          4.310          218,006,364
   235,600  Windmill Funding Corp.                                        01/10/06 to     4.250 to
                                                                          01/18/06        4.300          235,160,950
--------------------------------------------------------------------------------------------------------------------
                                                                                                       2,409,626,416
--------------------------------------------------------------------------------------------------------------------

  ASSET BACKED-SECURITIES--9.19%
    36,000  Beta Finance, Inc.                                            02/07/06        4.320           35,840,160
    40,160  Cancara Asset Securitization LLC                              01/18/06        4.300           40,078,453

PRINCIPAL
 AMOUNT                                                                 MATURITY        INTEREST
  (000)                                                                  DATES           RATES           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
  ASSET BACKED-SECURITIES--(CONCLUDED)
$   50,000  CC (USA), Inc. (Centauri)                                     01/17/06        4.070%   $      49,909,556
   157,000  Galaxy Funding, Inc.                                          03/27/06 to     4.140 to
                                                                          04/03/06        4.420          155,351,171
   255,247  Grampian Funding LLC                                          03/08/06 to     4.365 to
                                                                          04/21/06        4.400          252,600,355
   224,153  Scaldis Capital LLC                                           01/19/06 to     4.300 to
                                                                          01/25/06        4.330          223,613,498
   202,434  Solitaire Funding LLC                                         01/23/06 to     4.300 to
                                                                          03/08/06        4.370          201,386,285
--------------------------------------------------------------------------------------------------------------------
                                                                                                         958,779,478
--------------------------------------------------------------------------------------------------------------------

  AUTOMOBILE OEM--0.24%
    25,000  BMW U.S. Capital LLC                                          01/03/06        4.180           24,994,194

  BANKING-NON-U.S.--5.92%
   156,050  Alliance & Leicester PLC                                      01/05/06 to     4.000 to
                                                                          04/07/06        4.350          155,222,579
   243,607  Depfa Bank PLC                                                01/13/06 to     4.065 to
                                                                          02/07/06        4.190          242,967,568
   124,200  DNB NOR ASA                                                   01/03/06        4.320 to
                                                                                          4.330          124,170,165
   95,000   Nationwide Building Society                                   01/04/06        4.310           94,965,879
--------------------------------------------------------------------------------------------------------------------
                                                                                                         617,326,191
--------------------------------------------------------------------------------------------------------------------

  BANKING-U.S.--7.95%
   146,000  Abbey National N.A. LLC                                       01/03/06        4.290 to
                                                                                          4.320          145,965,120
   45,000   CBA (Delaware) Finance, Inc.                                  01/09/06        4.030           44,959,700
   115,500  Danske Corp.                                                  03/27/06        4.050 to
                                                                                          4.100          114,390,467
   188,100  Deutsche Bank Financial LLC                                   01/04/06 to     4.330 to
                                                                          01/10/06        4.400          187,971,258
   95,000   Dexia Delaware LLC                                            03/10/06        4.380           94,214,033
   243,100  Nordea N.A., Inc.                                             02/09/06 to     4.090 to
                                                                          04/03/06        4.245          241,499,803
--------------------------------------------------------------------------------------------------------------------
                                                                                                         829,000,381
--------------------------------------------------------------------------------------------------------------------

  BROKERAGE--4.37%
   256,500  Bear Stearns Cos., Inc.                                       01/17/06 to     4.200 to
                                                                          03/13/06        4.390          255,392,505
   156,000  Goldman Sachs Group, Inc.                                     02/03/06        4.280          155,387,960

PRINCIPAL
 AMOUNT                                                                 MATURITY        INTEREST
  (000)                                                                  DATES           RATES           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
  BROKERAGE--(CONCLUDED)
$   45,000  Morgan Stanley                                                01/03/06        4.430%   $      44,988,925
--------------------------------------------------------------------------------------------------------------------
                                                                                                         455,769,390
--------------------------------------------------------------------------------------------------------------------

  FINANCE-NONCAPTIVE DIVERSIFIED--1.28%
    49,450  CIT Group, Inc.                                               01/23/06        4.170           49,323,985
    85,000  General Electric Capital Corp.                                03/14/06        3.870           84,342,100
                                                                                                         133,666,085
--------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$5,602,497,174)                                                          5,602,497,174
--------------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--17.56%
  ASSET BACKED-SECURITIES--4.62%
   106,000  Dorada Finance, Inc.**                                        03/10/06        3.500          105,999,013
   229,250  K2 (USA) LLC**                                                01/03/06 to     4.291 to
                                                                          01/20/06        4.325*         229,242,871
   147,000  Links Finance LLC**                                           01/03/06 to     4.095 to
                                                                          01/17/06        4.320*         146,992,744
--------------------------------------------------------------------------------------------------------------------
                                                                                                         482,234,628
--------------------------------------------------------------------------------------------------------------------
  AUTOMOTIVE OEM--0.58%
    60,650  American Honda Finance Corp.**                                02/22/06 to     4.413 to
                                                                          03/21/06        4.530*          60,675,768
  BANKING-NON-U.S.--2.62%
   100,000  ANZ National International Ltd.**                             01/09/06        4.311*         100,000,000
   173,000  HBOS Treasury Services PLC**                                  01/03/06        4.311*         173,000,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                         273,000,000
--------------------------------------------------------------------------------------------------------------------

  BANKING-U.S.--1.88%
   196,000  Bank of America N.A.                                          01/31/06        4.310*         196,000,000

  BROKERAGE--3.52%
    52,250  Citigroup Global Markets
              Holdings, Inc.                                              03/06/06        4.587*          52,289,552
   100,000  Goldman Sachs Group, Inc.                                     01/03/06        4.315*         100,000,000
   215,000  Morgan Stanley                                                01/03/06        4.280 to
                                                                                          4.320*         215,000,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                         367,289,552
--------------------------------------------------------------------------------------------------------------------

  FINANCE-CAPTIVE AUTOMOTIVE--1.89%
   197,100  Toyota Motor Credit Corp.                                     01/03/06 to     4.261 to
                                                                          01/09/06        4.300*         197,095,047

PRINCIPAL
 AMOUNT                                                                 MATURITY        INTEREST
  (000)                                                                  DATES           RATES           VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
  FINANCE-NONCAPTIVE CONSUMER--2.06%
$  215,000  HSBC Finance Corp.                                            01/03/06 to     4.355 to
                                                                          03/22/06        4.551%*  $     215,117,972

  FINANCE-NONCAPTIVE DIVERSIFIED--0.39%
    40,000  General Electric Capital Corp.                                01/09/06        4.440*          40,000,000
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$1,831,412,967)                                          1,831,412,967
--------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--0.00%
       265  Repurchase Agreement dated
              12/30/05 with State Street
              Bank & Trust Co., collateralized
              by $92,737 U.S. Treasury Bonds,
              7.875% to 8.125% due
              08/15/19 to 02/15/21 and
              $143,269 U.S. Treasury Notes,
              2.375% due 08/31/06;
              (value--$270,438);
              proceeds; $265,093
              (cost--$265,000)                                            01/03/06        3.150              265,000

NUMBER OF
 SHARES
  (000)
----------
MONEY MARKET FUND+--0.29%
    30,332  BlackRock Provident Institutional
              TempFund (cost--$30,332,298)                                                4.160           30,332,298
--------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$10,418,370,534
  which approximates cost for federal income
  tax purposes)--99.88%                                                                               10,418,370,534
Other assets in excess of liabilities--0.12%                                                              12,057,744
--------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 10,431,667,872 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                                        $  10,430,428,278
--------------------------------------------------------------------------------------------------------------------

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2005, and reset periodically.
 ** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.82% of net assets as of December 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @  Interest rates shown are the discount rates at date of purchase.
  +  Interest rate shown reflects yield at December 31, 2005.
OEM  Original Equipment Manufacturer

ISSUER BREAKDOWN BY COUNTRY

                                 PERCENTAGE OF PORTFOLIO ASSETS
---------------------------------------------------------------
United States                                              79.3%
United Kingdom                                              8.0
France                                                      4.2
Ireland                                                     2.3
Norway                                                      1.2
Germany                                                     1.0
New Zealand                                                 1.0
Sweden                                                      1.0
Belgium                                                     0.9
Canada                                                      0.7
Italy                                                       0.4
---------------------------------------------------------------
Total                                                     100.0%
---------------------------------------------------------------

                      Weighted average maturity -- 43 days

                 See accompanying notes to financial statements

UBS RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS -- DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                           MATURITY    INTEREST
   (000)                                                             DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--33.98%
$   50,000     U.S. Treasury Bills                                 01/17/06     4.100%@   $      49,920,278
    85,000     U.S. Treasury Bills (1)                             03/23/06 to  3.905 to
                                                                   04/13/06     3.950@           84,168,979
   225,150     U.S. Treasury Notes (1)                             01/31/06 to  1.500 to
                                                                   07/31/06     2.750           223,529,254
-----------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (cost--$357,618,511)                                          357,618,511
-----------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--64.02%
   130,000     Repurchase Agreement dated 12/30/05 with Bank of
                 America, collateralized by $111,943,000 U.S.
                 Treasury Bills, zero coupon due 04/27/06 and
                 $22,388,000 U.S. Treasury Notes, 2.625% to
                 3.875% due 11/15/06 to 05/15/09;
                 (value--$132,600,433); proceeds: $130,047,667     01/03/06     3.300           130,000,000
    85,000     Repurchase Agreement dated 12/30/05 with Bear
                 Stearns & Co., collateralized by $69,001,000
                 U.S. Treasury Bonds, 5.250% to 9.250% due
                 02/15/16 to 02/15/29; (value--$87,811,226);
                 proceeds: $85,028,333                             01/03/06     3.000            85,000,000
    33,300     Repurchase Agreement dated 12/30/05 with Deutsche
                 Bank Securities, Inc., collateralized by
                 $3,825,000 U.S. Treasury Bills, zero coupon due
                 02/09/06, $7,126,000 U.S. Treasury Notes, 3.625%
                 due 04/30/07 and $41,311,000 U.S. Treasury
                 Stripped Interest Payment Bonds, zero coupon due
                 08/15/17 to 11/15/28; (value--$33,966,319);
                 proceeds: $33,312,395                             01/03/06     3.350            33,300,000

 PRINCIPAL
   AMOUNT                                                           MATURITY    INTEREST
   (000)                                                             DATES       RATES          VALUE
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)
$  100,000     Repurchase Agreement dated 12/30/05 with Goldman
                 Sachs Group, Inc., collateralized by
                 $102,181,000 U.S. Treasury Notes, 4.000% due
                 03/15/10; (value--$102,000,416); proceeds:
                 $100,036,111                                      01/03/06      3.250%   $     100,000,000
   150,000     Repurchase Agreement dated 12/30/05 with Merrill
                 Lynch & Co., collateralized by $154,245,000 U.S.
                 Treasury Bills, zero coupon due 03/16/06;
                 (value--$153,000,244); proceeds: $150,055,833     01/03/06      3.350          150,000,000
   175,000     Repurchase Agreement dated 12/30/05 with Morgan
                 Stanley, collateralized by $128,326,000 U.S.
                 Treasury Bonds, 8.000% due 11/15/21;
                 (value--$178,500,792); proceeds: $175,066,111     01/03/06      3.400          175,000,000
       370     Repurchase Agreement dated 12/30/05 with State
                 Street Bank & Trust Co., collateralized by
                 $129,481 U.S. Treasury Bonds, 7.875% to 8.125%
                 due 08/15/19 to 02/15/21 and $200,036 U.S.
                 Treasury Notes, 2.375% due 08/31/06;
                 (value--$377,592); proceeds: $370,130             01/03/06      3.150              370,000
-----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$673,670,000)                                                673,670,000
-----------------------------------------------------------------------------------------------------------
 NUMBER OF
  SHARES
  (000)
---------
MONEY MARKET FUNDS+--0.52%
     5,451     AIM Treasury Portfolio                                            3.547            5,451,126
++       0     Federated Treasury Obligation Fund                                3.372                   97
++       0     Provident Treasury Trust                                          3.599                   78
-----------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$5,451,301)                                                       5,451,301
-----------------------------------------------------------------------------------------------------------

                                                                       VALUE
----------------------------------------------------------------------------------
Total Investments (cost--$1,036,739,812 which approximates cost
  for federal income tax purposes) (2)--98.52%                    $  1,036,739,812
Other assets in excess of liabilities--1.48%                            15,592,856
----------------------------------------------------------------------------------
Net Assets (applicable to 1,052,881,400 shares of common stock
  outstanding equivalent to $1.00 per share)--100.00%             $  1,052,332,668
----------------------------------------------------------------------------------

 @   Interest rates shown are the discount rates at date of purchase.
 +   Interest rates shown reflect yield at December 31, 2005.
++   Amount represents less than 500 shares.
(1)  Security, or portion thereof, was on loan at December 31, 2005.
(2) Includes $291,703,431 of investments in securities on loan, at market value.

                      Weighted average maturity -- 43 days

                 See accompanying notes to financial statements

UBS RMA TAX-FREE FUND INC.

STATEMENT OF NET ASSETS -- DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--95.04%

ALABAMA--2.83%
$   25,000  Alabama Special Care Facilities Financing Authority of
             Mobile (Ascension Health Credit Group), Series B              A             3.500%       $    25,000,000
    12,375  Birmingham Refunding, Series A                                 A             3.560             12,375,000
    10,900  Jefferson County Limited Obligation School Warrants,
             Series B                                                      A             3.550             10,900,000
    11,265  Mobile Industrial Development Board, Dock and Wharf
             Revenue Refunding (Holnam, Inc. Project), Series A            A             3.480             11,265,000
     8,700  Mobile Industrial Development Board, Dock and Wharf
             Revenue Refunding (Holnam, Inc. Project), Series B            A             3.500              8,700,000
    12,700  Port City Medical Clinic Board Revenue
             (Infirmary Health Systems), Series A                          A             3.480             12,700,000
    14,875  University of Alabama Revenue
             (University Hospital), Series C                               A             3.450             14,875,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           95,815,000
---------------------------------------------------------------------------------------------------------------------

ALASKA--0.85%
    28,870  Alaska Housing Finance Corp., Series A                         A             3.550             28,870,000
---------------------------------------------------------------------------------------------------------------------

ARIZONA--1.85%
     8,000  Apache County Industrial Development Authority
             (Tucson Electric Power Co.--Springerville Project)            A             3.560              8,000,000
    11,200  Apache County Industrial Development Authority
             (Tucson Electric Power Co.--Springerville
             Project), Series B                                            A             3.550             11,200,000
    35,000  Apache County Industrial Development Authority
             (Tucson Electric Power Co.--Springerville
             Project), Series C                                            A             3.560             35,000,000
     8,200  Pima County Industrial Development Authority
             (Tucson Electric Power Co.--Irvington
             Project), Series A                                            A             3.550              8,200,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           62,400,000
---------------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

CALIFORNIA--0.76%
$    9,700  California Department of Water Resources, Power
             Supply Revenue Refunding, Subseries F-3                       A             3.200%       $     9,700,000
    16,000  California Department of Water Resources, Power
             Supply Revenue Refunding, Subseries G-14                      A             3.170             16,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           25,700,000
---------------------------------------------------------------------------------------------------------------------

COLORADO--3.86%
     5,500  Colorado Educational and Cultural Facilities Authority
             Revenue Refunding (National Jewish Federation Board
             Program), Series A-1                                          A             3.700              5,500,000
     9,600  Colorado Educational and Cultural Facilities Authority
             Revenue Refunding (National Jewish Federation Board
             Program), Series A-8                                          A             3.700              9,600,000
    11,300  Colorado Educational and Cultural Facilities Authority
             Revenue Refunding (National Jewish Federation Board
             Program), Series B-1                                          A             3.700             11,300,000
    10,260  Colorado Educational and Cultural Facilities Authority
             Revenue Refunding (National Jewish Federation Board
             Program), Series B-2                                          A             3.700             10,260,000
    26,200  Colorado Educational and Cultural Facilities Authority
             Revenue Refunding (National Jewish Federation Board
             Program), Series C-1                                          A             3.700             26,200,000
    24,995  Denver City & County Certificates of Participation
             Refunding (Wellington E Web Project), Series C-1              A             3.550             24,995,000
     8,260  East 470 Public Highway Authority Revenue Refunding,
             Vehicle Registration Fee                                      A             3.550              8,260,000
     4,700  Moffat County Pollution Control Revenue Refunding
             (Pacificorp Projects)                                         A             3.750              4,700,000
    29,560  University of Colorado Hospital Authority
             Revenue, Series A                                             A             3.480             29,560,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          130,375,000
---------------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

DELAWARE--1.20%

$   25,000  Delaware Economic Development Authority Revenue
             (Hospital Billing and Collections), Series C                  A             3.520%       $    25,000,000
    15,455  University of Delaware Revenue, Series A                       A             3.500             15,455,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           40,455,000
---------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--2.31%
    13,065  District of Columbia (Multi-Modal), Series A                   A             3.550             13,065,000
     5,620  District of Columbia Refunding, Series D                       A             3.550              5,620,000
    25,000  District of Columbia Revenue
             (George Washington University), Series B                      A             3.580             25,000,000
     9,000  District of Columbia Revenue
             (Hillel: The Foundation for Jewish Campus Life)               A             3.550              9,000,000
    16,430  District of Columbia Revenue
             (Pooled Loan Program), Series A                               A             3.550             16,430,000
     9,100  District of Columbia, Series D-1                               A             3.480              9,100,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           78,215,000
---------------------------------------------------------------------------------------------------------------------

FLORIDA--3.92%
    33,595  Dade County Water & Sewer System Revenue                       A             3.380             33,595,000
     5,000  Gainesville Utilities System Revenue
             Refunding, Series C                                           A             3.700              5,000,000
    10,655  Jacksonville Health Facilities Authority,
             Hospital Revenue, Series A                                    A             3.750             10,655,000
    12,275  Lakeland Educational Facilities Revenue
             (Florida Southern College of Lakeland Project)                A             3.540             12,275,000
    12,900  Nassau County Pollution Control Revenue
             (ITT Rayonier, Inc. Project)                                  A             3.540             12,900,000
     5,700  Palm Beach County Housing Finance Authority, Housing
             Revenue Refunding (Cotton Bay Apartments
             Project), Series D                                            A             3.400              5,700,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

FLORIDA--(CONCLUDED)

$    6,400  Palm Beach County Housing Finance Authority, Housing
             Revenue Refunding (Mahogony Bay Apartments Project),
             Series C                                                      A             3.400%       $     6,400,000
    45,965  Sunshine State Governmental
             Financing Commission Revenue                                                3.450 to
                                                                           A             3.550             45,965,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          132,490,000
---------------------------------------------------------------------------------------------------------------------

GEORGIA--2.30%
    36,770  Burke County Development Authority, Pollution Control                        3.540 to
             Revenue (Oglethorpe Power Corp.), Series A                    A             3.580             36,770,000
    15,000  Fulton County Development Authority
             Revenue (Boys & Girls Club of America)
                                                                           A             3.550             15,000,000
    16,000  Municipal Electric Authority of Georgia
             (General Resolution Projects),
             Subordinated, Series C                                        A             3.500             16,000,000
    10,000  Municipal Electric Authority of Georgia
             (Project One), Subordinated, Series D                         A             3.500             10,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           77,770,000
---------------------------------------------------------------------------------------------------------------------

ILLINOIS--9.57%
    22,745  Chicago (Neighborhoods Alive
             21 Program), Series B                                         A             3.550             22,745,000
    53,050  Chicago O'Hare International Airport
             Revenue, Second Lien Series C                                 A             3.550             53,050,000
    10,000  Chicago Refunding Project, Series D                            A             3.510             10,000,000
    15,335  Chicago Sales Tax Revenue Refunding                            A             3.580             15,335,000
    16,020  Illinois Development Finance Authority,
             Multi-Family Housing Revenue Refunding
             (Orleans-Illinois Project)                                    A             3.580             16,020,000
    11,400  Illinois Development Finance Authority
             Revenue (Chicago Symphony Orchestra)                          A             3.540             11,400,000
    14,100  Illinois Development Finance Authority
             Revenue (Francis W. Parker School Project)                    A             3.530             14,100,000
     7,800  Illinois Development Finance Authority
             Revenue Refunding (Evanston Northwestern), Series A           A             3.570              7,800,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES           VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

ILLINOIS--(CONCLUDED)

$   24,000  Illinois Development Finance Authority
             Revenue (St. Vincent De Paul Project), Series A               A             3.480%       $    24,000,000
    10,000  Illinois Educational Facilities Authority
             Revenue (ACI/Cultural Pooled Financing)                       A             3.520             10,000,000
    26,640  Illinois Health Facilities Authority
             Revenue Refunding (Advocate Health Care), Series B            A             3.520             26,640,000
     8,000  Illinois Health Facilities Authority Revenue,
             Revolving Fund (Pooled Loan), Series C                        A             3.580              8,000,000
    50,900  Illinois Toll & Highway Authority
             Priority Refunding, Series B                                  A             3.480             50,900,000
    20,000  Metropolitan Water Reclamation District of Greater
             Chicago, Capital Improvement, Series E                        A             3.530             20,000,000
     7,000  Metropolitan Water Reclamation District of Greater
             Chicago Refunding, Series A                                   A             3.500              7,000,000
    26,500  Metropolitan Water Reclamation District of Greater
             Chicago Refunding, Series B                                   A             3.500             26,500,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          323,490,000
---------------------------------------------------------------------------------------------------------------------

INDIANA--4.2
     8,200  Indiana Educational Facilities Authority
             Revenue (University of Notre Dame du Lac)                     A             3.500              8,200,000
    10,000  Indiana Finance Authority, Environmental
             Improvement Revenue Refunding (Ispat Inland, Inc.)            A             3.550             10,000,000
    13,315  Indiana Health Facility Financing Authority, Hospital
             Revenue (Aces Rehabilitation Hospital)                        A             3.500             13,315,000
    11,000  Indiana Health Facility Financing Authority Revenue
             (Ascension Health Credit Group), Series A-3                   A             3.350             11,000,000
    82,600  Indiana Health Facility Financing Authority Revenue
             (Ascension Health Credit Group), Series B                     A             3.530             82,600,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES          VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

INDIANA--(CONCLUDED)
$    9,640  Indianapolis Local Public Improvement
             Bond Bank Refunding, Series F-2                               A             3.480%       $     9,640,000
    10,000  Indianapolis Local Public Improvement Bond Bank
             Refunding (Waterworks Project), Series G-1                    A             3.520             10,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          144,755,000
---------------------------------------------------------------------------------------------------------------------

IOWA--1.13%
    10,000  Iowa Finance Authority, Health Care Facilities Revenue
             Refunding (Iowa Health System), Series B-3                    A             3.550             10,000,000
    10,000  Iowa Finance Authority Revenue Refunding (Wheaton
             Franciscan), Series B                                         A             3.480             10,000,000
    18,100  Iowa Higher Education Loan Authority Revenue (Aces
             Education Loan Private College)                               A             3.620             18,100,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           38,100,000
---------------------------------------------------------------------------------------------------------------------

KENTUCKY--1.30%
    22,700  Kenton County Airport Board, Special Facilities Revenue
             Refunding, Series B                                           A             3.570             22,700,000
    13,675  Louisville & Jefferson County Visitors & Convention
             Community Refunding (Kentucky International
             Convention), Series B                                         A             3.580             13,675,000
     7,475  Shelby County Lease Revenue, Series A                          A             3.700              7,475,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           43,850,000
---------------------------------------------------------------------------------------------------------------------

LOUISIANA--0.86%
    13,105  Louisiana Public Facilities Authority Revenue
             (College and University Equipment and Capital),
             Series A                                                      A             3.550             13,105,000
    16,100  South Louisiana Port Commission Marine Terminal
             Facilities Revenue Refunding (Occidental Petroleum)           A             3.550             16,100,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           29,205,000
---------------------------------------------------------------------------------------------------------------------

MARYLAND--3.52%
    13,770  Baltimore County Revenue (Oak Crest Village, Inc.
             Project), Series A                                            A             3.520             13,770,000

PRINCIPAL
  AMOUNT                                                                MATURITY      INTEREST
  (000)                                                                  DATES          RATES            VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

MARYLAND--(CONCLUDED)
$   18,475  Baltimore Industrial Development
             Authority Revenue (Baltimore
             Capital Acquisition)                                          A              3.550%       $  18,475,000
    28,900  Maryland Health & Higher Educational
             Facilities Authority Revenue
             (Pooled Loan Program), Series A                               A              3.550           28,900,000
    43,575  Maryland Health & Higher Educational
             Facilities Authority Revenue
             (Pooled Loan Program), Series B                               A              3.500           43,575,000
    14,092  Maryland Health & Higher Educational
             Facilities Authority Revenue
             (Pooled Loan Program), Series D                               A              3.520           14,092,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                         118,812,000
--------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS--9.52%
    11,000  Massachusetts Development Finance
             Agency Revenue (Draper Laboratory
             Issue)                                                        A              3.520           11,000,000
     8,500  Massachusetts Health & Educational
             Facilities Authority Revenue (Capital
             Asset Program), Series E                                      A              3.750            8,500,000
    21,510  Massachusetts Health & Educational
             Facilities Authority Revenue (Partners
             Healthcare System), Series P-1                                A              3.540           21,510,000
    14,650  Massachusetts Health & Educational
             Facilities Authority Revenue (Partners
             Healthcare System), Series P-2                                A              3.550           14,650,000
   109,530  Massachusetts State Refunding, Series A                        A              3.500          109,530,000
    24,850  Massachusetts Water Resources
             Authority Refunding (General
             Multi-Modal), Subordinated Series B                           A              3.540           24,850,000
    43,800  Massachusetts Water Resources
             Authority Refunding (General
             Multi-Modal), Subordinated Series C                           A              3.540           43,800,000
    25,000  Massachusetts Water Resources
             Authority Refunding (General
             Multi-Modal), Subordinated Series D                           A              3.540           25,000,000
    25,000  Massachusetts Water Resources
             Authority, Series A                                           A              3.480           25,000,000

PRINCIPAL
  AMOUNT                                                                MATURITY      INTEREST
  (000)                                                                  DATES          RATES            VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

MASSACHUSETTS--(CONCLUDED)
$   37,800  Route 3 North Transportation
             Improvements Association,
             Lease Revenue (Demand Obligation
             Bond), Series B
                                                                           A              3.490%       $  37,800,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                         321,640,000
--------------------------------------------------------------------------------------------------------------------

MICHIGAN--0.98%
    10,000  Michigan Building Authority Revenue
             (Multi-Modal Facilities Program),
             Series IIA                                                    A              3.330           10,000,000
    16,800  Michigan Housing Development
             Authority, Single Family Mortgage
             Revenue Refunding, Series A                                   A              3.550           16,800,000
     6,315  University of Michigan Revenue
             (University Hospital), Series A                               A              3.750            6,315,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          33,115,000
--------------------------------------------------------------------------------------------------------------------

MISSISSIPPI--0.02%
       650  Harrison County Pollution Control
            Revenue Refunding
            (E.I. Du Pont De Nemours)                                      A              3.750              650,000

MISSOURI--2.81%
    12,000  Bi-State Development Agency
             Metropolitan District Revenue
             Subordinated (Mass Transit MetroLink),
             Series A                                                      A              3.500           12,000,000
     3,100  Missouri Development Finance
             Board, Cultural Facilities Revenue
             (Nelson Gallery Foundation), Series B                         A              3.700           3,100,000
    13,200  Missouri Health & Educational
             Facilities Authority Revenue
             (Assemblies of God College)                                   A              3.550           13,200,000
    12,282  Missouri Health & Educational Facilities
             Authority Revenue (Barnes Hospital
             Project), Series B                                            A              3.580           12,282,000
    14,525  Missouri Health & Educational Facilities
             Authority Revenue (Washington
             University), Series A                                         A              3.700           14,525,000

PRINCIPAL
  AMOUNT                                                                MATURITY      INTEREST
  (000)                                                                  DATES          RATES            VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

MISSOURI--(CONCLUDED)
$   25,075  Missouri Health & Educational Facilities
             Authority Revenue (Washington                                                3.700% to
             University), Series B                                         A              3.750        $  25,075,000
    14,740  University of Missouri Revenue
             (University Systems Facilities), Series A                     A              3.700           14,740,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          94,922,000
--------------------------------------------------------------------------------------------------------------------

NEBRASKA--0.33%
    11,100  NEBHELP, Inc. Revenue
             (Multiple-Mode), Series E                                     A              3.550           11,100,000

NEVADA--0.27%

     9,000  Clark County Airport Improvement
             Revenue Refunding, Series A                                   A              3.490            9,000,000

NEW HAMPSHIRE--1.15%
    13,800  New Hampshire Business Finance
             Authority Resource Recovery Revenue
             Refunding (Wheelabrator), Series A                            A              3.550           13,800,000
    25,000  New Hampshire Health & Education
             Facilities Authority Revenue
             (Dartmouth College Issue)                                     A              3.520           25,000,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          38,800,000
--------------------------------------------------------------------------------------------------------------------

NEW YORK--0.30%
    10,000  New York City, Subseries H-2                                   A              3.470           10,000,000

NORTH CAROLINA--8.93%
     9,800  Charlotte Certificates of Participation
             (Governmental Facilities Authority),
             Series F                                                      A              3.550            9,800,000
    68,680  Charlotte Water & Sewer System
             Revenue Refunding, Series C                                   A              3.500           68,680,000
    20,500  Concord Utilities System Revenue
             Refunding, Series B                                           A              3.480           20,500,000
    10,300  Fayetteville Public Works Commission
             Revenue Refunding, Series A                                   A              3.490           10,300,000
    63,000  Mecklenburg County Certificates of
             Participation                                                 A              3.500           63,000,000

PRINCIPAL
  AMOUNT                                                                MATURITY      INTEREST
  (000)                                                                  DATES          RATES            VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

NORTH CAROLINA--(CONCLUDED)
$   11,760  North Carolina Educational Facilities
             Finance Agency Revenue (Elon College)                         A              3.510%       $  11,760,000
     5,955  North Carolina Educational Facilities
             Finance Agency Revenue
             (Providence Day School)                                       A              3.550            5,955,000
    30,300  North Carolina Medical Care
             Commission Health Care Facilities
             Revenue Refunding (Duke University
             Health System), Series C                                      A              3.480           30,300,000
    16,550  North Carolina Medical Care Commission
             Hospital Revenue (Baptist Hospitals
             Project)                                                      A              3.510           16,550,000
    15,000  North Carolina Refunding, Series B                             A              3.420           15,000,000
    21,050  North Carolina Refunding, Series C                             A              3.480           21,050,000
    28,750  Union County, Series A                                         A              3.490           28,750,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                         301,645,000
--------------------------------------------------------------------------------------------------------------------

OHIO--3.89%
    10,000  Butler County Capital Funding Revenue
             (CCAO Low Cost Capital), Series A                             A              3.520           10,000,000
    14,900  Cleveland-Cuyahoga County Port
             Authority Revenue
             (Euclid Ave./93rd St. Garage Office)                          A              3.580           14,900,000
    18,900  Columbus Sewer Revenue Refunding                               A              3.510           18,900,000
    26,130  Franklin County Hospital Revenue
             Refunding and Improvement
             (U.S. Health Corp.), Series A                                 A              3.490           26,130,000
    10,100  Franklin County Hospital Revenue
             Refunding Subordinated (OhioHealth                                           3.500           10,100,000
             Doctors Hospital), Series B                                   A
     7,220  Mahoning County Housing Revenue
             (Youngstown State University Project)                         A              3.530            7,220,000
    14,200  Ohio Air Quality Development Authority
             Revenue Refunding (Ohio Edison Project),
             Series A                                                      A              3.550           14,200,000
    29,900  Ohio Water Development Authority
             Revenue Refunding (Water
             Development-Pure Water Project)                               A              3.540           29,900,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                         131,350,000
--------------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

OREGON--0.65%
$   15,000  Oregon Tax Anticipation Notes, Series A                     11/27/06          4.500%      $    15,187,846
     6,700  Portland Multi-Family Revenue
             (South Park Block Project), Series A                          A              3.470             6,700,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           21,887,846
---------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--7.02%
    10,100  Butler County General Authority
             Revenue Refunding (Conneaut
             School District Project), Series A                            A              3.520            10,100,000
    10,560  Cumberland County Municipal Authority
             Revenue Refunding (Lutheran Services
             Northeast/Tressler Lutheran Services
             Obligated Group Project), Series C                            A              3.510            10,560,000
    14,065  Delaware County Authority, Hospital
             Revenue (Crozer-Chester Medical Center)                       A              3.520            14,065,000
    45,450  Delaware Valley Regional Finance
             Authority (Local Government Revenue)                          A              3.500            45,450,000
    25,615  Lancaster County Hospital Authority
             Revenue (Health Center, Masonic Homes Project)                A              3.520            25,615,000
     9,000  Philadelphia Authority for Industrial
             Development Revenue (Regional
             Performing Arts Center Project)                               A              3.520             9,000,000
    11,300  Philadelphia Hospitals & Higher Education
             Facilities Authority Revenue Refunding                                       3.700            11,300,000
             (Children's Hospital Project), Series A                       A
    25,920  Philadelphia Hospitals & Higher Education
             Facilities Authority Revenue Refunding                                       3.700            25,920,000
             (Children's Hospital Project), Series B                       A
    57,095  Philadelphia Water & Wastewater Revenue
             Refunding, Series B                                           A              3.480            57,095,000
    14,200  University of Pittsburgh of the
             Commonwealth Systems of Higher
             Education (University Capital Project),
             Series B                                                      A              3.520            14,200,000
    13,925  York General Authority Revenue
             (Pooled Financing Subordinated), Series B                     A              3.520            13,925,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          237,230,000
---------------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

RHODE ISLAND--0.38%
$   13,000  Rhode Island Health & Educational
             Building Corp. Revenue (Higher
             Education Facilities-Brown University), Series A              A              3.500%      $    13,000,000

SOUTH CAROLINA--2.07%
    27,800  Piedmont Municipal Power Agency,
             South Carolina Electric Revenue Refunding, Series A           A              3.450            27,800,000
    10,000  Piedmont Municipal Power Agency,
             South Carolina Electric Revenue Refunding, Series B           A              3.450            10,000,000
    10,300  Piedmont Municipal Power Agency,
             South Carolina Electric Revenue Refunding,
             Subseries B-2                                                 A              3.450            10,300,000
    10,000  South Carolina Educational Facilities
             Authority for Private Nonprofit
             Institutions of Higher Learning
             Refunding and Improvement (Anderson College)                  A              3.550            10,000,000
    12,015  South Carolina Jobs-Economic
             Development Authority, Hospital
             Facilities Revenue (Regional Medical
             Center of Orangeburg)                                         A              3.480            12,015,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           70,115,000
---------------------------------------------------------------------------------------------------------------------

TENNESSEE--3.95%
    51,700  Clarksville Public Building Authority
             Revenue, Pooled Financing
             (Tennessee Municipal Bond Fund)                               A              3.750            51,700,000
     9,800  Metropolitan Government of Nashville &
             Davidson County, Health & Educational
             Facilities Board Revenue (Vanderbilt
             University) Series A                                          A              3.500             9,800,000
    13,695  Metropolitan Government of Nashville &
             Davidson County, Industrial Development
             Refunding (David Lipscomb University Project)                 A              3.550            13,695,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

TENNESSEE--(CONCLUDED)
$    5,660  Montgomery County Public Building
             Authority Revenue Financing
             Government Obligation (Pooled Loan)                           A              3.550%      $     5,660,000
       680  Montgomery County Public Building
             Authority Revenue (Pooled Loan)                               A              3.750               680,000
    44,000  Shelby County Public Improvement and School,
             Series B                                                      A              3.550            44,000,000
     7,870  Tusculum Health Educational & Housing
             Facilities Board, Educational Facilities
             Revenue (Tusculum College Project)                            A              3.550             7,870,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          133,405,000
---------------------------------------------------------------------------------------------------------------------

TEXAS--6.16%
    15,000  Dallas North Tollway System Revenue, Series C                  A              3.550            15,000,000
    23,900  Harris County Health Facilities
             Development Corp. Revenue Refunding
             (The Methodist Systems), Series B                             A              3.700            23,900,000
     7,050  Tarrant County Housing Finance Corp.
             Revenue Refunding (Multi-Family
             Housing Apartments Project)                                   A              3.580             7,050,000
   133,500  Texas Tax and Revenue Anticipation Notes                    08/31/06          4.500           134,799,344
    24,165  Texas Turnpike Authority, Central Texas
             Turnpike System Revenue, First Tier, Series B                 A              3.480            24,165,000
     3,400  Texas Water Development Board
             Revenue Refunding Subordinated
             (State Revolving Fund)                                        A              3.750             3,400,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          208,314,344
---------------------------------------------------------------------------------------------------------------------

VIRGINIA--0.38%
    11,545  Fairfax County Economic Development
             Authority Revenue (Smithsonian Institution),
             Series A                                                      A              3.500            11,545,000
     1,400  Roanoke Industrial Development Authority,
             Hospital Revenue Refunding (Carilion
             Health Systems), Series B                                     A              3.700             1,400,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           12,945,000
---------------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

WASHINGTON--5.39%
$   23,000  Energy Northwest Washington Electric
             Revenue Refunding (Project No. 3), Series D-3-1               A              3.490%      $    23,000,000
    17,500  Energy Northwest Washington Electric
             Revenue Refunding (Project No. 3), Series E                   A              3.580            17,500,000
    23,195  King County Sewer Revenue (Junior Lien), Series A              A              3.530            23,195,000
    22,200  King County Sewer Revenue (Junior Lien), Series B              A              3.550            22,200,000
     8,600  Seattle Municipal Light & Power Revenue                        A              3.420             8,600,000
    35,370  Snohomish County Public Utility
             District No. 001, Electric Revenue
             Refunding (Generation Systems), Series 2001A                  A              3.490            35,370,000
    10,000  Tulalip Tribes of The Tulalip Reservation
             Special Revenue Refunding                                     A              3.570            10,000,000
     6,850  Washington Health Care Facilities
             Authority Revenue (Providence Services), Series A             A              3.700             6,850,000
    22,745  Washington Public Power Supply
             Systems Nuclear Project No. 1 Revenue
             Refunding, Series 1A-2                                        A              3.490            22,745,000
    12,830   Washington Public Power Supply
             Systems Nuclear Project No. 3 Electric
             Revenue Refunding, Series 3A                                  A              3.500            12,830,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          182,290,000
---------------------------------------------------------------------------------------------------------------------

WISCONSIN--0.30%
    10,000  Wisconsin Center District Tax Revenue, Series A                A              3.550            10,000,000
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$3,211,711,190)                                                  3,211,711,190
---------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--7.58%

ARIZONA--0.67%
    22,725  Salt River Agricultural Improvement & Power                 02/09/06 to
                                                                        02/13/06          3.100            22,725,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONTINUED)

DISTRICT OF COLUMBIA--0.19%
$    6,500  District of Columbia (American National Red Cross)          11/01/06          2.800%      $     6,500,000

FLORIDA--1.24%
     5,000  Florida Local Government Finance Commission                 02/14/06          3.100             5,000,000
    37,000  Jacksonville Electric Authority                             01/20/06 to       2.850 to
                                                                        02/22/06          3.150            37,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           42,000,000
---------------------------------------------------------------------------------------------------------------------

GEORGIA--1.01%
    34,000  Burke County Development Authority
             Pollution Control Revenue,
             (Oglethorpe Power Corp.)                                   01/11/06 to
                                                                        01/17/06          2.820            34,000,000

ILLINOIS--0.47%
    16,000  Illinois Educational Facilities Authority Revenue           01/18/06          2.820            16,000,000

LOUISIANA--0.41%
    13,970  Louisiana Offshore Terminal Authority
             Deepwater Port Revenue Refunding
             (Loop, Inc. First Stage), Series A                         01/19/06          2.900            13,970,000

MASSACHUSETTS--0.52%
     4,000   Commonwealth of Massachusetts                              01/17/06          3.240             4,000,000
    13,700   Massachusetts Water Authority                              02/08/06          3.150            13,700,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           17,700,000
---------------------------------------------------------------------------------------------------------------------

MINNESOTA--1.25%
    24,500  City of Rochester (Mayo Clinic)                             01/24/06 to       2.900 to
                                                                        01/26/06          3.000            24,500,000
    17,600  Rochester Health Care Facility                              03/10/06          3.160            17,600,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           42,100,000
---------------------------------------------------------------------------------------------------------------------

TEXAS--0.73%
    14,500  City of Houston                                             01/23/06 to       2.850 to
                                                                        01/25/06          2.930            14,500,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

TEXAS--(CONCLUDED)
$   10,048  Texas Department of Transportation                          02/15/06          3.130%      $    10,048,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           24,548,000
---------------------------------------------------------------------------------------------------------------------

UTAH--0.16%
     5,400  Intermountain Power Agency                                  02/13/06          3.130             5,400,000

WASHINGTON--0.93%
    23,300  King County Sewer Revenue                                   02/10/06 to
                                                                        02/14/06          2.870            23,300,000
     8,000  Port of Tacoma                                              01/13/06          2.850             8,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           31,300,000
---------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$256,243,000)                                                    256,243,000
---------------------------------------------------------------------------------------------------------------------

NUMBER OF
  SHARES
  (000)
----------
MONEY MARKET FUND+--0.01%
       500  AIM Tax Free Investments (cost--$500,000)                                      3.160              500,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$3,468,454,190
  which approximates cost for federal income tax purposes)--102.63%                                     3,468,454,190
Liabilities in excess of other assets--(2.63)%                                                            (88,946,115)
---------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 3,380,243,834 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                                           $ 3,379,508,075
---------------------------------------------------------------------------------------------------------------------

   A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2005, and reset periodically.
   +  Interest rate shown reflects yield at December 31, 2005.

                      Weighted average maturity -- 19 days

                 See accompanying notes to financial statements

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS -- DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--89.32%
$    2,100  California, Daily Kindergarten Universal,
             Series A-1                                                    A              3.730%      $     2,100,000
     8,120  California, Daily Kindergarten Universal,
             Series A-2                                                    A              3.700             8,120,000
     1,100  California, Daily Kindergarten Universal,
             Series A-5                                                    A              3.750             1,100,000
     3,300  California, Daily Kindergarten Universal,
             Series B-1                                                    A              3.730             3,300,000
    14,650  California, Daily Kindergarten Universal,
             Series B-2                                                    A              3.650            14,650,000
    18,000  California Department of Veteran Affairs
             Home Purchase, Subseries A-2                                  A              3.450            18,000,000
    10,000  California Department of Water
             Resources Power Supply Revenue
             (Putters), Series 344                                         A              3.540            10,000,000
     3,640  California Department of Water
             Resources Power Supply Revenue, Series B-3                    A              3.650             3,640,000
     7,200  California Department of Water
             Resources Power Supply Revenue, Series B-4                    A              3.750             7,200,000
     7,000  California Department of Water
             Resources Power Supply Revenue, Series C-1                    A              3.550             7,000,000
    15,000  California Department of Water
             Resources Power Supply Revenue, Subseries F-3                 A              3.200            15,000,000
     8,000  California Department of Water
             Resources Power Supply Revenue, Subseries G-14                A              3.170             8,000,000
     6,600  California Economic Recovery, Series C-9                       A              3.650             6,600,000
    10,000  California Health Facilities Financing
             Authority (Catholic Health Facilities),
             Series J                                                      A              3.450            10,000,000
     8,004  California Health Facilities Financing
             Authority (Floating Pooled Loan Program),
             Series B                                                      A              3.500             8,004,000
    30,755  California Health Facilities Financing
             Authority (Hospital Adventist Health Systems),                               3.530 to
             Series A                                                      A              3.700            30,755,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$      600  California Health Facilities Financing
             Authority (Sutter/CHS), Series B                              A              3.750%      $       600,000
    32,250  California Infrastructure & Economic
             Development Revenue (Asian Art Museum Foundation)             A              3.700            32,250,000
    15,500  California Infrastructure & Economic
             Development Revenue (Buck Institute Age Research)             A              3.540            15,500,000
    11,900  California Infrastructure & Economic
             Development Revenue (Independent
             Systems Operation Corp. Project), Series B                    A              3.450            11,900,000
     7,900  California Infrastructure & Economic
             Development Revenue (Independent
             Systems Operation Corp. Project), Series C                    A              3.500             7,900,000
     8,000  California Infrastructure & Economic
             Development Revenue (Rand Corp.), Series B                    A              3.750             8,000,000
     8,000  California, Series A-1                                         A              3.750             8,000,000
    10,800  California, Series A-2                                         A              3.750            10,800,000
     5,000  California, Series C-1                                         A              3.500             5,000,000
     2,100  California Statewide Communities
             Development Authority Revenue
             Certificates of Participation Refunding
             (House Ear Institute)                                         A              3.700             2,100,000
    18,560  California Statewide Communities
             Development Authority Revenue
             (Kaiser Permanente), Series C                                 A              3.550            18,560,000
     3,400  California Statewide Communities
             Development Authority Revenue
             (Kaiser Permanente), Series M                                 A              3.480             3,400,000
    19,420  California Transit Financing Authority                         A              3.500            19,420,000
     9,920  Association of Bay Area Governments
             Finance Authority for Nonprofit Corps.
             Certificates of Participation
             (Lucile Salter Packard Project)                               A              3.540             9,920,000
    21,200  Bay Area Toll Authority Toll Bridge
             Revenue (San Francisco Bay Area), Series A                    A              3.490            21,200,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$   12,300  Bay Area Toll Authority Toll Bridge
             Revenue (San Francisco Bay Area), Series B                    A              3.430%      $    12,300,000
     8,000  Bay Area Toll Authority Toll Bridge
             Revenue (San Francisco Bay Area), Series C                    A              3.500             8,000,000
    15,215  Conejo Valley Unified School District
             Tax and Revenue Anticipation Notes                         06/30/06          3.500            15,280,759
     8,000  Desert Sands Unified School District
             Tax and Revenue Anticipation Notes                         07/07/06          3.500             8,035,920
     8,620  East Bay Municipal Utility District
             Water Systems Revenue Refunding, Subseries A                  A              3.430             8,620,000
     9,600  East Bay Municipal Utility District
             Water Systems Revenue Refunding, Subseries B                  A              3.470             9,600,000
    10,600  East Bay Municipal Utility District
             Water Systems Revenue Refunding, Subseries B-1                A              3.430            10,600,000
    10,000  East Bay Municipal Utility District
             Water Systems Revenue Refunding, Subseries B-3                A              3.450            10,000,000
     8,000  Elk Grove Unified School District Tax
             and Revenue Anticipation Notes                             07/06/06          3.750             8,027,744
    13,745  Irvine Improvement Bond Act 1915
             Limited Obligation (Assessment District 85-7-1)               A              3.550            13,745,000
    10,500  Los Angeles County Transport
             Commission Sales Tax and Revenue, Series A                    A              3.430            10,500,000
    12,400  Los Angeles Multi-Family Housing
             Revenue (Museum Terrace Apartments), Series H                 A              3.350            12,400,000
    10,000  Los Angeles Water and Power Revenue, Subseries A-1             A              3.450            10,000,000
     5,000  Los Angeles Water and Power Revenue, Subseries A-4             A              3.450             5,000,000
     9,900  Los Angeles Water and Power Revenue, Subseries A-5             A              3.450             9,900,000
     7,300  Los Angeles Water and Power Revenue, Subseries A-7             A              3.450             7,300,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$    9,350  Los Angeles Water and Power Revenue, Subseries B-3             A              3.730%      $     9,350,000
    13,150  Los Angeles Water and Power Revenue, Subseries B-6             A              3.700            13,150,000
     9,000  Madera Irrigation Financing Authority
             Water Revenue, Series A                                       A              3.750             9,000,000
    10,000  Metropolitan Water District Southern
             California Waterworks Revenue, Series B-1                     A              3.450            10,000,000
    20,000  Metropolitan Water District Southern                                          3.450 to
             California Waterworks Revenue, Series B-2                     A              3.500            20,000,000
    12,900  Metropolitan Water District Southern
             California Waterworks Revenue, Series B-4                     A              3.430            12,900,000
     3,350  M-S-R Public Power Agency Revenue
             Subordinated Lien (San Juan Project), Series F                A              3.700             3,350,000
     5,850  Newport Beach Revenue (Hoag Memorial Hospital),
             Series A                                                      A              3.700             5,850,000
     1,100  Newport Beach Revenue (Hoag Memorial Hospital),
             Series B                                                      A              3.700             1,100,000
    12,670  Newport Beach Revenue (Hoag Memorial Hospital),
             Series C                                                      A              3.700            12,670,000
    10,000  Northern California Power Agency
             Revenue Refunding (Hydroelectric No. 1-A)                     A              3.430            10,000,000
     4,965  Northern California Transmission Agency
             Revenue Refunding (California-Oregon Transmission),
             Series A                                                      A              3.380             4,965,000
    25,513  Oakland Alameda County Coliseum
             Authority Lease Revenue                                       A              3.520            25,513,000
    12,000  Oakland Alameda County Coliseum
             Authority Lease Revenue (Coliseum Project),
             Series C-2                                                    A              3.500            12,000,000
     6,590  Orange County Apartment Development
             Revenue (Niguel Village), Series AA                           A              3.450             6,590,000
    13,200  Orange County Apartment Development
             Revenue (Seaside Meadow), Series C                            A              3.430            13,200,000
    32,300  Orange County Water District Revenue
             Certificates of Participation, Series A                       A              3.430            32,300,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$    6,460  Pasadena Certificates of Participation
             (Rose Bowl Imports Project)                                   A              3.500%      $     6,460,000
     2,000  Pittsburg Redevelopment Agency Tax
             Allocation (Los Medanos Community), Subseries A               A              3.750             2,000,000
    17,000  Puerto Rico Commonwealth Tax and
             Revenue Anticipation Notes                                 07/28/06          4.500            17,121,163
     5,000  Riverside County Certificates of
             Participation (Aces Riverside County
             Public Facility), Series A                                    A              3.400             5,000,000
     5,650  Sacramento County Certificates of
             Participation (Administration Center
             and Courthouse Project)                                       A              3.500             5,650,000
     5,500  Sacramento County Sanitation District
             Financing Authority Revenue Subordinated Lien
             (Sacramento), Series C                                        A              3.450             5,500,000
     7,500  Sacramento Unified School District
             Certificates of Participation                                 A              3.550             7,500,000
     8,800  San Bernardino County Certificates of Participation
             (County Center Refinancing Project)                           A              3.450             8,800,000
    10,000  San Diego County Certificates of Participation                 A              3.500            10,000,000
     4,000  San Francisco City and County Redevelopment Agency
             Revenue (Community Facilities District No. 4)                 A              3.550             4,000,000
     8,800  San Jose Redevelopment Agency Revenue
             (Merged Area Redevelopment Project), Series B                 A              3.450             8,800,000
    15,050  Simi Valley Multi-Family Housing Revenue
             Refunding (Lincoln Wood Ranch)                                A              3.490            15,050,000
     5,300  South Placer Wastewater Authority
             California Wastewater Revenue, Series B                       A              3.500             5,300,000
    14,700  Southern California Public Power Authority
             Transmission Project Revenue, Subordinated
             Refunding (Southern Transmission)                             A              3.430            14,700,000
     4,200  Turlock Irrigation District Certificates of
             Participation (Capital Improvement and
             Refunding Project)                                            A              3.700             4,200,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$   25,000  Western Placer Unified School Certificates
             of Participation (School Facilities Project),
             Series A                                                      A              3.500%      $    25,000,000
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$834,347,586)                                                      834,347,586
---------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--10.37%
    10,000  California Educational Facilities Authority
             (Carnegie Institute of Washington),                        01/11/06 to       3.050 to
             Series B                                                   01/12/06          3.150            10,000,000
    15,700  California Statewide Community Development                  01/19/06 to       2.820 to
             Authority (Kaiser Permanente)                              02/22/06          2.140             5,700,000
     4,900  East Bay Municipal Utility District
             Water Systems Revenue                                      02/15/06          3.100             4,900,000
    23,300  Los Angeles County Capital Asset                            01/12/06 to       2.840 to
             Leasing Corp.                                              02/06/06          3.120            23,300,000
     9,000  Los Angeles Muni Improvement Corp.                          02/10/06 to
                                                                        02/13/06          3.100             9,000,000
     7,500  Sacramento Municipal Utility District                       01/10/06 to       3.210 to
                                                                        01/11/06          3.230             7,500,000
     5,000  San Diego County Water                                      02/09/06          2.800             5,000,000
    11,500  San Francisco City and County                               01/17/06 to       3.110 to
             Public Utilities Commission                                01/23/06          3.130            11,500,000
     5,000  Transmission Authority of Northern California               02/14/06          3.120             5,000,000
     5,000  University of California Regents                            01/20/06          2.800             5,000,000
---------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper(cost--$96,900,000)                                                       96,900,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$931,247,586 which approximates
  cost for federal income tax purposes)--99.69%                                                           931,247,586
Other assets in excess of liabilities--0.31%                                                                2,868,297
---------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 934,529,404 shares of beneficial
  interest outstanding equivalent to $1.00 per share)--100.00%                                        $   934,115,883
---------------------------------------------------------------------------------------------------------------------

   A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2005 and reset periodically.

                      Weighted average maturity -- 18 days

                 See accompanying notes to financial statements

UBS RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS--DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--93.96%
$   20,620  New York State Dormitory Authority                                            3.450 to
             Revenue (Cornell University), Series B                        A              3.700%      $    20,620,000
     8,000  New York State Dormitory Authority
             Revenue (Mental Health Facilities
             Improvement), Series F-2B                                     A              3.520             8,000,000
     6,992  New York State Dormitory Authority
             Revenue (Metropolitan Museum of Art)                          A              3.500             6,992,000
     7,600  New York State Dormitory Authority
             Revenue Non State Supported Debt
             (North Shore-Long Island Jewish), Series A                    A              3.470             7,600,000
     5,400  New York State Dormitory Authority
             Revenue Non State Supported Debt, Series C                    A              3.550             5,400,000
    12,200  New York State Dormitory Authority
             Revenue (Wagner College)                                      A              3.560            12,200,000
     6,000  New York State Energy Research &
             Development Authority Facilities
             Revenue (Con Edison), Subseries A-1                           A              3.470             6,000,000
    22,150  New York State Energy Research &
             Development Authority Pollution
             Control Revenue (Orange & Rockland
             Project), Series A                                            A              3.450            22,150,000
     3,660  New York State Environmental Facilities
             Corp. Clean Water & Drinking Revolving
             Funds (NYC Municipal Water Finance), Series C              06/15/06          4.000             3,678,657
     3,500  New York State Environmental Facilities
             Corp. Solid Waste Disposal Revenue
             Refunding (G.E. Co.), Series A                                A              3.720             3,500,000
     5,000  New York State Housing Finance Agency
             (Normandie Court I Project)                                   A              3.520             5,000,000
    13,000  New York State Housing Finance Agency
             Revenue (North End Ave. Housing), Series A                    A              3.560            13,000,000
    10,000  New York State Housing Finance Agency
             Service Contract Revenue, Series D                            A              3.520            10,000,000
     5,500  New York State Local Government
             Assistance Corp. Refunding (Sub Lien),
             Series A-5V                                                   A              3.450             5,500,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$    6,000  New York State Local Government Assistance Corp.
             Refunding (Sub Lien), Series A-6V                             A              3.450%      $     6,000,000
     7,595  New York State Local Government
             Assistance Corp., Series B                                    A              3.450             7,595,000
    12,665  New York State Local Government
             Assistance Corp., Series G                                    A              3.420            12,665,000
     6,270  New York State Thruway Authority Personal Income Tax
             Revenue (Putters), Series 1186                                A              3.550             6,270,000
    14,000  New York State Urban Development Corp.
             Revenue (State Facilities & Equipment),
             Subseries A-3-B                                               A              3.450            14,000,000
     6,000  New York State Urban Development Corp.
             Revenue (State Facilities & Equipment),
             Subseries A-3-C                                               A              3.520             6,000,000
     3,053  Arlington Central School District Bond
             Anticipation Notes                                         11/01/06          4.250             3,080,844
     6,550  Erie County Water Authority                                    A              3.450             6,550,000
     2,490  Great Neck North Water Authority Systems Revenue,
             Series-A                                                      A              3.520             2,490,000
    18,300  Jay Street Development Corp. New York City Facility
             Lease Revenue (Jay Street Project), Series A-3                A              3.470            18,300,000
     7,000  Long Island Power Authority Electric
             Systems Revenue, Series D                                     A              3.520             7,000,000
     8,900  Long Island Power Authority Electric
             Systems Revenue, Series G                                     A              3.460             8,900,000
     2,000  Long Island Power Authority Electric
             Systems Revenue, Subseries 1-B                                A              3.700             2,000,000
     2,300  Long Island Power Authority Electric
             Systems Revenue, Subseries 3-B                                A              3.720             2,300,000
     5,000  Long Island Power Authority Electric
             Systems Revenue, Subseries 7-A                                A              3.430             5,000,000
     5,000  Metropolitan Transportation Authority,
             Series D-1                                                    A              3.480             5,000,000
     7,700  Metropolitan Transportation Authority,
             Subseries A-2                                                 A              3.460             7,700,000
    12,000  Metropolitan Transportation Authority,
             Subseries A-3                                                 A              3.350            12,000,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$    3,155  Metropolitan Transportation Authority,
             Subseries G-2                                                 A              3.750%      $     3,155,000
     7,355  Monroe County Industrial Development
             Agency Civic Facilities Revenue
             Refunding (Nazareth College), Series B                        A              3.530             7,355,000
     4,820  Nassau County Interim Finance Authority, Series A              A              3.500             4,820,000
    10,000  New Rochelle School District Tax
             Anticipation Notes, Series A                               06/30/06          3.750            10,027,300
    19,500  New York City Housing Development Corp.
             Multi-Family Mortgage Revenue
             (The Crest), Series A                                         A              3.550            19,500,000
     6,000  New York City Housing Development Corp.
             Multi-Family Rental Housing
             (90 West Street), Series A                                    A              3.550             6,000,000
     6,500  New York City Housing Development Corp.
             Multi-Family Rental Housing
             (Queenswood Apartments), Series A                             A              3.500             6,500,000
    14,135  New York City Industrial Development
             Agency Civic Facility Revenue
             (Center for Jewish History Project)                           A              3.510            14,135,000
     4,420  New York City Industrial Development
             Agency Civic Facility Revenue
             (Church of Heavenly Rest)                                     A              3.560             4,420,000
     6,640  New York City Industrial Development
             Agency Civic Facility Revenue
             (Lycee Francais De New York Project), Series B                A              3.700             6,640,000
     6,810  New York City Industrial Development
             Agency Civic Facility Revenue
             (MSMC Realty Corp. Project)                                   A              3.540             6,810,000
     3,000  New York City Industrial Development
             Agency Civic Facility Revenue
             (National Audubon Society)                                    A              3.700             3,000,000
    31,450  New York City Industrial Development
             Agency Revenue (Liberty 1 Bryant
             Park LLC), Series B                                           A              3.770            31,450,000
    15,100  New York City Municipal Water Finance
             Authority Water & Sewer Systems
             Revenue (Fiscal 2003), Subseries C-1                          A              3.820            15,100,000

PRINCIPAL
  AMOUNT                                                                MATURITY        INTEREST
  (000)                                                                  DATES            RATES            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$    1,200  New York City Municipal Water Finance Authority
             Water & Sewer Systems Revenue (Second Generation
             Resolution), Series AA-1                                      A              3.770%      $     1,200,000
    14,600  New York City Municipal Water Finance Authority
             Water & Sewer Systems Revenue, Series A                       A              3.670            14,600,000
     5,000  New York City Municipal Water Finance Authority
             Water & Sewer Systems Revenue, Series F-2                     A              3.560             5,000,000
     3,260  New York City, Series B, Subseries B-5                         A              3.750             3,260,000
     5,100  New York City, Series B-2, Subseries B-5                       A              3.750             5,100,000
     7,200  New York City, Series E, Subseries E-2                         A              3.700             7,200,000
     4,900  New York City, Series H, Subseries H-2                         A              3.820             4,900,000
     3,900  New York City, Subseries A-4                                   A              3.820             3,900,000
     2,500  New York City, Subseries E-4                                   A              3.740             2,500,000
     5,000  New York City, Subseries F-3                                   A              3.520             5,000,000
     5,360  New York City Trust for Cultural Resources
             Revenue (Asia Society)                                        A              3.460             5,360,000
    14,645  Oneida County Industrial Development Agency
             Revenue Civic Facilities (Hamilton College)                   A              3.520            14,645,000
    19,635  Oneida Indian Nation                                           A              3.450            19,635,000
    21,700  Port Authority of New York & New Jersey
             Special Obligation Revenue
             (Versatile Structure Obligation), Series 2                    A              3.720            21,700,000
       655  Port Authority of New York & New Jersey
             Special Obligation Revenue
             (Versatile Structure Obligation), Series 3                    A              3.750               655,000
    10,000  Puerto Rico Commonwealth Tax &
             Revenue Anticipation Notes                                 07/28/06          4.500            10,071,272
     3,395  Rensselaer County Industrial Development
             Agency Civic Facilities Revenue
             (Polytech Institute Project), Series A                        A              3.520             3,395,000
     5,000  Suffolk County Tax Anticipation Notes                       09/07/06          4.250             5,039,930
    20,900  Suffolk County Water Authority Bond Anticipation Notes         A              3.490            20,900,000
    24,215  Triborough Bridge & Tunnel Authority                                          3.470 to
             Revenue General Purpose, Series B                             A              3.490            24,215,000
     8,658  Yonkers Industrial Development Agency
             (Consumers Union Facility)                                    A              3.650             8,657,645
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$588,337,648)                                                      588,337,648
---------------------------------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                MATURITY       INTEREST
   (000)                                                                 DATES           RATES             VALUE
--------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--7.66%
$    6,000  New York City General Obligation                              01/17/06        2.830%       $   6,000,000
    16,400  New York State Environmental                                  01/12/06 to     2.800 to
             Facilities Corp.                                             02/01/06        2.820           16,400,000
    25,578  New York State Power Authority                                01/11/06 to     2.840 to
                                                                          02/10/06        3.120           25,578,000
--------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$47,978,000)                                                     47,978,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$636,315,648 which
  approximates cost for federal income
  tax purposes)--101.62%                                                                                 636,315,648
Liabilities in excess of other assets--(1.62)%                                                           (10,146,308)
--------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 626,293,841 shares of
  beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                            $ 626,169,340
--------------------------------------------------------------------------------------------------------------------

  A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2005 and reset periodically.

                      Weighted average maturity -- 17 days

                 See accompanying notes to financial statements

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS - DECEMBER 31, 2005 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                                MATURITY       INTEREST
  (000)                                                                  DATES           RATES           VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--97.47%
$      325  New Jersey Economic Development
             Authority (Bayonne Project
             Improvement), Series A                                        A              3.730%       $     325,000
     3,700  New Jersey Economic Development
             Authority (Bayonne Project
             Improvement), Series B                                        A              3.730            3,700,000
     2,670  New Jersey Economic Development
             Authority (Bayonne Project
             Improvement), Series C                                        A              3.730            2,670,000
     4,000  New Jersey Economic Development
             Authority (Crowley Liner Services
             Project)                                                      A              3.470            4,000,000
     1,250  New Jersey Economic Development
             Authority (Danic Urban Renewal)                               A              3.550            1,250,000
     1,985  New Jersey Economic Development
             Authority (Institute of Electrical),
             Series A                                                      A              3.480            1,985,000
       405  New Jersey Economic Development
             Authority (Kenwood USA Corp. Project)                         A              3.500              405,000
       300  New Jersey Economic Development
             Authority (Lawrenceville School Project)                      A              3.750              300,000
     9,775  New Jersey Economic Development
             Authority (Lawrenceville School Project),
             Series B                                                      A              3.650            9,775,000
     5,905  New Jersey Economic Development
             Authority (Stolthaven Project), Series A                      A              3.680            5,905,000
     1,800  New Jersey Economic Development
             Authority (Thermal Energy Limited
             Partnership)                                                  A              3.580            1,800,000
     2,000  New Jersey Economic Development
             Authority (Transportation),
             Series N10-Regulation D                                       A              3.580            2,000,000
       735  New Jersey Economic Development
             Authority Refunding
             (First Mortgage-Franciscan)                                   A              3.480              735,000
     3,200  New Jersey Economic Development
             Authority Speciality Facilities Revenue
             (Port Newark Container LLC)                                   A              3.530            3,200,000
     6,000  New Jersey Economic Development
             Authority Water Facilities Revenue
             Refunding (United Water NJ, Inc.
             Project), Series A                                            A              3.750            6,000,000

 PRINCIPAL
  AMOUNT                                                                MATURITY       INTEREST
   (000)                                                                 DATES           RATES           VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)
$      900  New Jersey Economic Development
             Authority Water Facilities Revenue
             Refunding (United Water NJ, Inc. Project),
             Series B                                                      A              3.750%       $     900,000
     4,800  New Jersey Educational Facilities Authority
             (College of New Jersey), Series A                             A              3.480            4,800,000
    10,715  New Jersey Educational Facilities Authority                                   3.700 to
             (Princeton University), Series B                              A              3.750           10,715,000
     1,900  New Jersey Health Care Facilities Authority
             (Community Hospital Group), Series A-1                        A              3.480            1,900,000
     1,950  New Jersey Health Care Facilities Authority
             (Robert Wood Johnson University)                              A              3.480            1,950,000
     3,770  New Jersey Health Care Facilities Authority
             (St. Barnabas), Series A                                      A              3.470            3,770,000
     5,800  New Jersey Health Care Facilities Authority
             (St. Peter's Hospital), Series B                              A              3.550            5,800,000
     4,000  New Jersey Health Care Facilities Authority
             (Variable Capital Health Systems
             Obligation), Group B                                          A              3.480            4,000,000
     3,600  New Jersey Health Care Facilities
             Financing Authority Revenue, Series A3                        A              3.470            3,600,000
     2,335  New Jersey Health Care Facilities
             Financing Authority Revenue
             (Virtua Health Issue)                                      07/01/06          5.000            2,356,761
     1,900  New Jersey Sports & Exposition Authority,
             Series B-1                                                    A              3.520            1,900,000
     6,070  New Jersey State Housing & Mortgage
             Finance Agency Revenue
             (Single Family Housing), Series N                             A              3.520            6,070,000
     4,000  New Jersey State Tax & Revenue
             Anticipation Notes, Series A                               06/23/06          4.000            4,018,128
     1,500  New Jersey State Transportation Trust
             Fund Authority (Putters), Series 1142                         A              3.550            1,500,000
     2,000  New Jersey State Transportation Trust
             Fund Authority (Putters), Series 1144                         A              3.550            2,000,000
     4,000  New Jersey Turnpike Authority                                  A              3.460            4,000,000
     2,000  New Jersey Turnpike Authority (Putters),
             Series 155                                                    A              3.550            2,000,000

 PRINCIPAL
  AMOUNT                                                                MATURITY       INTEREST
   (000)                                                                 DATES           RATES           VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
$    1,210  Atlantic County Improvement Authority
             Revenue (Pooled Government
             Loan Program)                                                 A              3.540%       $   1,210,000
     2,000  Bergen County Improvement Authority
             (Senior Special Purpose Limited
             Obligation), Series B                                         A              3.570            2,000,000
     3,162  Bound Brook Bond Anticipation Notes                         06/16/06          4.250            3,173,913
     1,075  Essex County Improvement Authority
             Revenue (Jewish Community Center
             Metropolitan Project)                                         A              3.480            1,075,000
     4,325  Gloucester County Industrial Pollution
             Control Financing Authority Revenue
             Refunding (Pollution Control-ExxonMobil)                      A              3.600            4,325,000
     3,500  Mercer County Improvement Authority
             (Atlantic Foundation)                                         A              3.460            3,500,000
     1,605  Middle Township School District Grant
             Anticipation Notes                                         07/07/06          4.250            1,612,283
     1,850  Monmouth County Improvement
             Authority (Pooled Government
             Loan Program)                                                 A              3.450            1,850,000
     4,000  Pequannock Township Bond
             Anticipation Notes                                         08/03/06          4.000            4,025,047
     5,235  Port Authority of New York and
             New Jersey Special Obligation Revenue
             (Versatile Structure Obligation), Series 3                    A              3.750            5,235,000
     2,400  Port Authority of New York and
             New Jersey Special Obligation Revenue
             (Versatile Structure Obligation), Series 4                    A              3.800            2,400,000
     1,655  Port Authority of New York and
             New Jersey Special Obligation Revenue
             (Versatile Structure Obligation), Series 5                    A              3.750            1,655,000
     3,000  Puerto Rico Commonwealth Tax &
             Revenue Anticipation Notes                                 07/28/06          4.500            3,021,382
     4,115  Rutgers State University Refunding,
             Series A                                                      A              3.650            4,115,000
     1,525  Salem County Pollution Control Financing
             Refunding (Atlantic City Electric),
             Series A                                                      A              3.520            1,525,000
     2,000  Somerville New Jersey Bond Anticipation
             Notes                                                      05/12/06          4.000            2,006,471
--------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$148,058,985)                                                     148,058,985
--------------------------------------------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                                                              INTEREST
   (000)                                                                                 RATES             VALUE
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND+--1.71%
     2,600  BlackRock New Jersey Municipal Money
             Market Portfolio (cost--$2,600,000)                                          2.981%       $   2,600,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$150,658,985 which
  approximates cost for federal income tax
  purposes)--99.18%                                                                                      150,658,985
Other assets in excess of liabilities--0.82%                                                               1,252,844
--------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 151,908,417 shares of
  beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                            $ 151,911,829
--------------------------------------------------------------------------------------------------------------------

  A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2005 and reset periodically.
  + Interest rate shown reflects yield at December 31, 2005.

                      Weighted average maturity -- 29 days

                 See accompanying notes to financial statements

UBS RMA

STATEMENT OF OPERATIONS

                                                                   FOR THE SIX MONTHS ENDED
                                                                       DECEMBER 31, 2005
                                                                          (UNAUDITED)
                                                               --------------------------------
                                                                MONEY MARKET    U.S. GOVERNMENT
                                                                  PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $  198,363,841    $   19,514,296
Securities lending income                                                  --           142,522
                                                                  198,363,841        19,656,818
EXPENSES:
Investment advisory and administration fees                        26,481,828         2,381,699
Service fees                                                        6,620,457           690,449
Transfer agency and related services fees                           3,337,688           121,050
Custody and accounting fees                                           565,109            58,843
Insurance expense                                                     293,718            31,090
Reports and notices to shareholders                                   260,252            13,946
Federal and state registration fees                                   113,234            23,071
Directors'/Trustees' fees                                              55,558            11,450
Professional fees                                                      54,106            47,542
Interest expense                                                           --                --
Other expenses                                                         49,398            10,105
                                                                   37,831,348         3,389,245
Less: Fee waivers by investment advisor and administrator          (6,620,457)               --
Net expenses                                                       31,210,891         3,389,245
Net investment income                                             167,152,950        16,267,573
Net realized gains (losses) from investment activities                125,195            16,122
Net increase in net assets resulting from operations           $  167,278,145    $   16,283,695

                                                                                     FOR THE SIX MONTHS ENDED
                                                                                        DECEMBER 31, 2005
                                                                                           (UNAUDITED)
                                                               ------------------------------------------------------------------
                                                                                   CALIFORNIA        NEW YORK        NEW JERSEY
                                                                  TAX-FREE         MUNICIPAL         MUNICIPAL       MUNICIPAL
                                                                    FUND           MONEY FUND       MONEY FUND       MONEY FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $   46,797,044    $   11,402,262   $    8,045,346   $    1,777,995
Securities lending income                                                  --                --               --               --
                                                                   46,797,044        11,402,262        8,045,346        1,777,995
EXPENSES:
Investment advisory and administration fees                         7,281,886         1,981,335        1,451,545          344,882
Service fees                                                        2,213,364           551,434          386,593           82,772
Transfer agency and related services fees                             481,263           107,645           99,159           36,255
Custody and accounting fees                                           189,138            47,162           32,951            7,402
Insurance expense                                                      77,130            18,974           13,807            3,193
Reports and notices to shareholders                                    35,161             7,658            6,937            4,276
Federal and state registration fees                                    45,686            14,574           14,836           12,496
Directors'/Trustees' fees                                              20,865             9,168            8,121            6,027
Professional fees                                                      49,252            44,643           44,525           37,288
Interest expense                                                       26,543                --               --               --
Other expenses                                                         35,716             9,225            7,855            6,352
                                                                   10,456,004         2,791,818        2,066,329          540,943
Less: Fee waivers by investment advisor and administrator                  --                --               --               --
Net expenses                                                       10,456,004         2,791,818        2,066,329          540,943
Net investment income                                              36,341,040         8,610,444        5,979,017        1,237,052
Net realized gains (losses) from investment activities                   (345)               --               --               --
Net increase in net assets resulting from operations           $   36,340,695    $    8,610,444   $    5,979,017   $    1,237,052

                 See accompanying notes to financial statements

UBS RMA

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED           FOR THE
                                                                                    DECEMBER 31, 2005        YEAR ENDED
                                                                                       (UNAUDITED)          JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------
UBS RMA MONEY MARKET PORTFOLIO
FROM OPERATIONS:
Net investment income                                                              $      167,152,950    $      183,907,797
Net realized gain (loss) from investment activities                                           125,195            (1,698,238)
Net increase in net assets resulting from operations                                      167,278,145           182,209,559
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                    (167,152,950)         (183,907,797)
Net realized gains from investment activities                                                      --            (2,152,500)
Total dividends and distributions to shareholders                                        (167,152,950)         (186,060,297)
Net increase (decrease) in net assets from capital share transactions                       4,425,100        (2,004,556,930)
Net increase (decrease) in net assets                                                       4,550,295        (2,008,407,668)
NET ASSETS:
Beginning of period                                                                    10,425,877,983        12,434,285,651
End of period                                                                      $   10,430,428,278    $   10,425,877,983
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                    $               --    $               --
---------------------------------------------------------------------------------------------------------------------------

UBS RMA U.S. GOVERNMENT PORTFOLIO FROM OPERATIONS:
Net investment income                                                              $       16,267,573    $       17,682,078
Net realized gain (loss) from investment activities                                            16,122              (121,037)
Net increase in net assets resulting from operations                                       16,283,695            17,561,041
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                                     (16,267,573)          (17,682,078)
Net decrease in net assets from capital share transactions                                (59,381,354)         (139,098,548)
Net decrease in net assets                                                                (59,365,232)         (139,219,585)
NET ASSETS:
Beginning of period                                                                     1,111,697,900         1,250,917,485
End of period                                                                      $    1,052,332,668    $    1,111,697,900
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                    $               --    $               --
---------------------------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED           FOR THE
                                                                                    DECEMBER 31, 2005        YEAR ENDED
                                                                                       (UNAUDITED)          JUNE 30, 2005
----------------------------------------------------------------------------------------------------------------------------
UBS RMA TAX-FREE FUND
FROM OPERATIONS:
Net investment income                                                              $       36,341,040    $       40,517,259
Net realized losses from investment activities                                                   (345)                 (175)
Net increase in net assets resulting from operations                                       36,340,695            40,517,084
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                                     (36,341,040)          (40,517,259)
Net increase (decrease) in net assets from capital share transactions                     (27,105,579)          470,677,868
Net increase (decrease) in net assets                                                     (27,105,924)          470,677,693
NET ASSETS:
Beginning of period                                                                     3,406,613,999         2,935,936,306
End of period                                                                      $    3,379,508,075    $    3,406,613,999
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                    $               --    $               --
---------------------------------------------------------------------------------------------------------------------------

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                                              $        8,610,444    $        9,305,862
Net realized loss from investment activities                                                       --                  (390)
Net increase in net assets resulting from operations                                        8,610,444             9,305,472
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                                      (8,610,444)           (9,305,862)
Net increase in net assets from beneficial interest transactions                          125,353,634            69,629,637
Net increase in net assets                                                                125,353,634            69,629,247
NET ASSETS:
Beginning of period                                                                       808,762,249           739,133,002
End of period                                                                      $      934,115,883    $      808,762,249
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                    $               --    $               --
---------------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED           FOR THE
                                                                                    DECEMBER 31, 2005        YEAR ENDED
                                                                                       (UNAUDITED)          JUNE 30, 2005
----------------------------------------------------------------------------------------------------------------------------
UBS RMA NEW YORK MUNICIPAL MONEY FUND FROM OPERATIONS:
Net investment income                                                              $        5,979,017    $        6,642,585
Net realized gain from investment activities                                                       --                    20
Net increase in net assets resulting from operations                                        5,979,017             6,642,605
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                                      (5,979,017)           (6,642,585)
Net increase in net assets from beneficial interest transactions                           30,098,063            33,675,671
Net increase in net assets                                                                 30,098,063            33,675,691
NET ASSETS:
Beginning of period                                                                       596,071,277           562,395,586
End of period                                                                      $      626,169,340    $      596,071,277
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                    $               --    $               --
---------------------------------------------------------------------------------------------------------------------------

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                                              $        1,237,052    $        1,407,171
Net realized loss from investment activities                                                       --                  (657)
Net increase in net assets resulting from operations                                        1,237,052             1,406,514
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                                      (1,237,052)           (1,407,171)
Net increase (decrease) in net assets from beneficial interest transactions                17,738,251            (3,266,054)
Net increase (decrease) in net assets                                                      17,738,251            (3,266,711)
NET ASSETS:
Beginning of period                                                                       134,173,578           137,440,289
End of period                                                                      $      151,911,829    $      134,173,578
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                    $               --    $               --
---------------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS RMA

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, collectively, the "Funds").

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless a Fund's Board of Directors/Trustees (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Portfolio and the U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Portfolio and the U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and/or the U.S. Government Portfolio and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Portfolio and the U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and the U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Portfolio and the U.S. Government Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

Each Fund's Board has approved an investment advisory and administration contract ("Advisory Contract") for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

AVERAGE DAILY NET ASSETS                                       ANNUAL RATE
--------------------------------------------------------------------------
MONEY MARKET PORTFOLIO:
All                                                                   0.50%+

+ UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the "Portfolio") so that the fee rate is reduced to the following: $0 to $1.0 billion--0.50%; in excess of $1.0 billion up to $1.5 billion--0.44%; and over $1.5 billion--0.36%. UBS Financial Services Inc. has further agreed to cap the Portfolio's aggregate management and shareholder services fees (paid pursuant to the Portfolio's Shareholder Services Plan) so that the total of these does not exceed 0.50% of the Portfolio's average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio's average daily net assets. (UBS Financial Services Inc. is waiving a portion of its management fees to offset the shareholder services fees, and this waiver continues for as long as the Portfolio's Shareholder Services Plan remains in effect). Accordingly, for the six months ended December 31, 2005, UBS Financial Services Inc. waived $6,620,457 of its investment advisory and administration fees from the Portfolio. At December 31, 2005, UBS Financial Services Inc. owed the Portfolio $1,108,524 for fee waivers.

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
--------------------------------------------------------------------------------
U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA, RMA NEW YORK AND RMA NEW JERSEY:
Up to $300 million                                                      0.50%
In excess of $300 million up to $750 million                            0.44%
Over $750 million                                                       0.36%
RMA TAX-FREE:
Up to $1.0 billion                                                      0.50%
In excess of $1.0 billion up to $1.5 billion                            0.44%
Over $1.5 billion                                                       0.36%

At December 31, 2005, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio                                          $  4,434,097
U.S. Government Portfolio                                            390,870
RMA Tax-Free                                                       1,239,096
RMA California                                                       340,553
RMA New York                                                         237,864
RMA New Jersey                                                        63,058

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Fund's average daily net assets.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Funds. The Funds have been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended December 31, 2005, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio                                      $  3,727,757,376
U.S. Government Portfolio                                     19,895,000,000
RMA Tax-Free                                                   1,037,968,700
RMA California                                                   319,440,000
RMA New York                                                      81,500,000
RMA New Jersey                                                    82,358,500

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SHAREHOLDER SERVICE PLANS

UBS Global AM is the principal underwriter of each Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds' shares. Under shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM a monthly service fee at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. At December 31, 2005, the Funds owed UBS Global AM for such service fees as follows:

Money Market Portfolio                                         $   1,108,524
U.S. Government Portfolio                                            112,716
RMA Tax-Free                                                         377,159
RMA California                                                        95,245
RMA New York                                                          63,232
RMA New Jersey                                                        15,134

TRANSFER AGENCY RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Funds' transfer agent, and is compensated for these services by PFPC, not the Funds.

For the six months ended December 31, 2005, UBS Financial Services Inc. received from PFPC, not the Funds, total transfer agency related services fees as follows:

Money Market Portfolio                                        $    1,997,811
U.S. Government Portfolio                                             66,537
RMA Tax-Free                                                         298,810
RMA California                                                        63,722
RMA New York                                                          57,549
RMA New Jersey                                                        19,022

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. UBS Securities LLC is the lending agent for each Fund. For the six months ended December 31, 2005, UBS Securities LLC earned $47,917 in compensation from the U.S. Government Portfolio as the Fund's lending agent. At December 31, 2005, the U.S. Government Portfolio owed UBS Securities LLC $5,336 in compensation as the Fund's lending agent. At December 31, 2005, the U.S. Government Portfolio had securities on loan having a market value of $291,703,431. The U.S. Government Portfolio's custodian held U.S. Government agency securities having an aggregate value of $298,254,615 as collateral for portfolio securities loaned as follows:

PRINCIPAL
 AMOUNT                                                                MATURITY  INTEREST
 (000)                                                                  DATES     RATES        VALUE
--------------------------------------------------------------------------------------------------------
$  95,678     Federal Home Loan  Mortgage Corp.                        06/15/11   6.000%   $   101,657,875
  116,839     Federal National  Mortgage Association                   09/15/09   6.625        126,618,775

PRINCIPAL
 AMOUNT                                                                MATURITY  INTEREST
 (000)                                                                  DATES     RATES        VALUE
----------------------------------------------------------------------------------------------------------
$     47,100    Federal National Mortgage Association                  03/15/12   6.125%   $    51,326,989
      18,400    Federal National Mortgage Association                  09/01/15   5.625         18,650,976
----------------------------------------------------------------------------------------------------------
                                                                                           $   298,254,615
----------------------------------------------------------------------------------------------------------

Money Market Portfolio, RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not loan any securities during the six months ended December 31, 2005.

BANK LINE OF CREDIT

RMA Tax-Free participates with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, RMA Tax-Free has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to RMA Tax-Free at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended December 31, 2005, RMA Tax-Free had an average daily amount of borrowing of $54,789,555 for 4 days with a related weighted average annualized interest rate of 4.36%, which resulted in $26,543 of interest expense.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At December 31, 2005, the Funds had the following liabilities outstanding:

                                                     PAYABLE FOR                      OTHER
                                       DIVIDENDS     INVESTMENTS       LOAN          ACCRUED
                                        PAYABLE       PURCHASED       PAYABLE        EXPENSES*
-----------------------------------------------------------------------------------------------
Money Market Portfolio                $  9,477,738             --             --   $  2,352,468
U.S. Government Portfolio                  859,001   $ 49,920,278             --        290,740
RMA Tax-Free                             2,333,260     57,762,480   $ 49,199,645        385,700
RMA California                             599,777             --             --        117,594
RMA New York                               404,902     12,001,144             --        101,961
RMA New Jersey                              87,335             --             --         43,635

*  Excludes investment advisory and administration fees and service fees.

At December 31, 2005, the components of net assets for each of the Funds were as follows:

                                                                     ACCUMULATED
                                                   ACCUMULATED       NET REALIZED            TOTAL
                                                 PAID IN CAPITAL      GAIN (LOSS)          NET ASSETS
-------------------------------------------------------------------------------------------------------
Money Market Portfolio                          $  10,430,235,862   $      192,416    $  10,430,428,278
U.S. Government Portfolio                           1,052,493,097         (160,429)       1,052,332,668
RMA Tax-Free                                        3,379,506,489            1,586        3,379,508,075
RMA California                                        934,092,718           23,165          934,115,883
RMA New York                                          626,140,500           28,840          626,169,340
RMA New Jersey                                        151,908,418            3,411          151,911,829

FEDERAL TAX STATUS

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2005 and the fiscal year ended June 30, 2005 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the six months ended December 31, 2005 and the fiscal year ended June 30, 2005 was tax-exempt income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds' fiscal year ending June 30, 2006.

At June 30, 2005, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of any future net realized capital gains. These losses expire as follows:

                MONEY           U.S.
FISCAL YEAR     MARKET       GOVERNMENT      RMA      RMA        RMA
ENDING        PORTFOLIO       PORTFOLIO   TAX-FREE  NEW YORK  NEW JERSEY
------------------------------------------------------------------------
2011                   --   $     66,251        --        --   $    30
2012                   --         54,167        --        --        --
2013         $  1,703,123         34,572   $   175  $  2,330       253
------------------------------------------------------------------------
             $  1,703,123   $    154,990   $   175  $  2,330   $   283
------------------------------------------------------------------------

In accordance with U.S. Treasury regulations, the following Funds have elected to defer realized capital losses arising after October 31, 2004. Such losses are treated for tax purposes as arising on July 1, 2005.

                              CAPITAL
                              LOSSES
--------------------------------------
U.S. Government             $  104,706
RMA California                     390
RMA New Jersey                     657

CAPITAL SHARE TRANSACTIONS

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

FOR THE SIX MONTHS ENDED                                  MONEY MARKET     U.S. GOVERNMENT        RMA
DECEMBER 31, 2005:                                         PORTFOLIO          PORTFOLIO         TAX-FREE
------------------------------------------------------------------------------------------------------------
Shares sold                                              60,716,642,956     4,092,988,393    16,294,553,787
Shares repurchased                                      (60,869,590,233)   (4,167,834,309)  (16,355,824,999)
Dividends reinvested                                        157,372,377        15,464,562        34,165,633
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                 4,425,100       (59,381,354)      (27,105,579)
------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED                                        MONEY MARKET     U.S. GOVERNMENT        RMA
JUNE 30, 2005:                                             PORTFOLIO          PORTFOLIO         TAX-FREE
------------------------------------------------------------------------------------------------------------
Shares sold                                             107,179,988,213     7,721,452,084    26,082,741,027
Shares repurchased                                     (109,361,306,575)   (7,877,416,751)  (25,650,628,491)
Dividends reinvested                                        176,761,432        16,866,119        38,565,332
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding            (2,004,556,930)     (139,098,548)      470,677,868
------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005:                                       RMA CALIFORNIA    RMA NEW YORK    RMA NEW JERSEY
----------------------------------------------------------------------------------------------------------
Shares sold                                               5,315,299,200    3,275,418,373     857,225,063
Shares repurchased                                       (5,197,957,828)  (3,250,891,609)   (840,632,945)
Dividends reinvested                                          8,012,262        5,571,299       1,146,133
----------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                          125,353,634       30,098,063      17,738,251
----------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED
JUNE 30, 2005:                                           RMA CALIFORNIA    RMA NEW YORK    RMA NEW JERSEY
----------------------------------------------------------------------------------------------------------
Shares sold                                               8,313,721,208    5,766,075,108    1,539,954,219
Shares repurchased                                       (8,252,923,028)  (5,738,665,436)  (1,544,542,372)
Dividends reinvested                                          8,831,457        6,265,999        1,322,099
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                69,629,637       33,675,671       (3,266,054)
----------------------------------------------------------------------------------------------------------

UBS RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                       FOR THE SIX
                                       MONTHS ENDED                           FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 2005 -------------------------------------------------------------------------
                                       (UNAUDITED)           2005            2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD                               $       1.00     $       1.00     $       1.00   $       1.00  $       1.00  $       1.00
Net investment income                        0.016            0.016            0.005          0.010         0.022         0.055
Dividends from net investment
 income                                     (0.016)          (0.016)          (0.005)        (0.010)       (0.022)       (0.055)
Distributions from net realized
 gains from investment activities               --           (0.000)@         (0.000)@           --            --            --
Total dividends and distributions           (0.016)          (0.016)          (0.005)        (0.010)       (0.022)       (0.055)
NET ASSET VALUE, END OF PERIOD        $       1.00     $       1.00     $       1.00   $       1.00  $       1.00  $       1.00
TOTAL INVESTMENT RETURN(1)                    1.60%            1.65%            0.51%          1.02%         2.25%         5.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $ 10,430,428     $ 10,425,878     $ 12,434,286   $ 21,832,875  $ 22,768,982  $ 22,609,036
Expenses to average net assets,
 net of fee waivers by  advisor               0.59%*           0.58%(2)         0.60%          0.61%         0.60%         0.59%
Expenses to average net assets,
 before fee waivers by advisor                0.71%*           0.58%            0.60%          0.61%         0.60%         0.59%
Net investment income to average
 net assets, net of fee waivers
 by advisor                                   3.15%*           1.59%(2)         0.50%          1.02%         2.21%         5.42%
Net investment income to average
 net assets, before fee waivers
 by advisor                                   3.03%*           1.59%            0.50%          1.02%         2.21%         5.42%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.
(2) During the period August 31, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.
@    Amount of distribution paid represents less than $0.0005 per share.

UBS RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                       FOR THE SIX
                                       MONTHS ENDED                           FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 2005 ---------------------------------------------------------------------
                                       (UNAUDITED)         2005          2004           2003         2002           2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF         $       1.00     $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
 PERIOD                               $       1.00     $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
Net investment income                        0.015            0.015         0.005         0.010         0.021         0.052
Dividends from net investment
 income                                     (0.015)          (0.015)       (0.005)       (0.010)       (0.021)       (0.052)
NET ASSET VALUE, END OF PERIOD        $       1.00     $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
TOTAL INVESTMENT RETURN(1)                    1.50%            1.50%         0.48%         1.00%         2.12%         5.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $  1,052,333     $  1,111,698  $  1,250,917  $  2,510,453  $  2,356,829  $  2,000,303
Expenses to average net assets                0.61%*           0.61%         0.58%         0.56%         0.57%         0.57%
Net investment income to average
 net assets                                   2.95%*           1.49%         0.48%         1.00%         2.06%         5.15%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

UBS RMA TAX-FREE FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                       FOR THE SIX
                                       MONTHS ENDED                           FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 2005 ---------------------------------------------------------------------
                                       (UNAUDITED)         2005          2004           2003         2002          2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $       1.00    $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
Net investment income                         0.010           0.012         0.004         0.007         0.012         0.032
Dividends from net investment
 income                                      (0.010)         (0.012)       (0.004)       (0.007)       (0.012)       (0.032)
NET ASSET VALUE, END OF PERIOD         $       1.00    $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
TOTAL INVESTMENT RETURN(1)                     1.04%           1.23%         0.38%         0.67%         1.24%         3.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)      $  3,379,508    $  3,406,614  $  2,935,936  $  3,238,850  $  3,255,520  $  3,286,150
Expenses to average net assets                 0.59%*          0.59%         0.60%         0.63%         0.60%         0.59%
Net investment income to average
 net assets                                    2.05%*          1.23%         0.38%         0.67%         1.23%         3.20%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                       FOR THE SIX
                                       MONTHS ENDED                           FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 2005 ------------------------------------------------------------------------
                                       (UNAUDITED)         2005            2004           2003          2002           2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                               $       1.00     $       1.00  $       1.00     $       1.00  $       1.00  $       1.00
Net investment income                        0.010            0.011         0.003            0.006         0.011         0.027
Dividends from net investment
 income                                     (0.010)          (0.011)       (0.003)          (0.006)       (0.011)       (0.027)
NET ASSET VALUE, END OF PERIOD        $       1.00     $       1.00  $       1.00     $       1.00  $       1.00  $       1.00
TOTAL INVESTMENT RETURN(1)                    0.99%            1.15%         0.31%            0.60%         1.10%         2.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $    934,116     $    808,762  $    739,133     $    767,006  $    753,664  $    759,961
Expenses to average net assets,
 net of fee waivers by advisor                0.63%*           0.64%         0.65%(2)         0.66%         0.65%         0.66%
Net investment income to average
 net assets, net of fee waivers
 by advisor                                   1.95%*           1.16%         0.31%(2)         0.60%         1.09%         2.70%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the year ended June 30, 2004, UBS Financial Service Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                       FOR THE SIX
                                       MONTHS ENDED                           FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 2005 ------------------------------------------------------------------------
                                       (UNAUDITED)         2005            2004           2003          2002           2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                               $       1.00     $       1.00  $       1.00     $       1.00  $       1.00  $       1.00
Net investment income                        0.010            0.011         0.003            0.006         0.011         0.030
Dividends from net investment
 income                                     (0.010)          (0.011)       (0.003)          (0.006)       (0.011)       (0.030)
NET ASSET VALUE, END OF PERIOD        $       1.00     $       1.00  $       1.00     $       1.00  $       1.00  $       1.00
TOTAL INVESTMENT RETURN(1)                    0.98%            1.13%         0.29%            0.62%         1.08%         3.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $    626,169     $    596,071  $    562,396     $    588,851  $    559,341  $    574,490
Expenses to average net assets, net
 of fee waivers by advisor                    0.67%*           0.67%         0.67%(2)         0.67%         0.68%         0.69%
Net investment income to average
 net assets, net of fee waivers
 by advisor                                   1.93%*           1.12%         0.29%(2)         0.62%         1.07%         2.95%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                       FOR THE SIX
                                       MONTHS ENDED                           FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 2005 ------------------------------------------------------------------------
                                       (UNAUDITED)         2005            2004           2003          2002           2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                               $       1.00     $       1.00  $       1.00     $       1.00  $       1.00  $       1.00
Net investment income                        0.009            0.010         0.002            0.005         0.010         0.028
Dividends from net investment
 income                                     (0.009)          (0.010)       (0.002)          (0.005)       (0.010)       (0.028)
NET ASSET VALUE, END OF PERIOD        $       1.00     $       1.00  $       1.00     $       1.00  $       1.00  $       1.00
TOTAL INVESTMENT RETURN(1)                    0.91%            1.05%         0.16%            0.51%         0.97%         2.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $    151,912     $    134,174  $    137,440     $    161,854  $    128,500  $    102,162
Expenses to average net assets, net
 of fee waivers by advisor                    0.78%*           0.79%         0.76%(2)         0.73%         0.77%         0.79%
Net investment income to average
 net assets, net of fee waivers
 by advisor                                   1.79%*           1.02%         0.15%(2)         0.50%         0.94%         2.77%

*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(2) During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.01%.

UBS RMA

GENERAL INFORMATION (UNAUDITED)

SHAREHOLDER INFORMATION--UBS RMA MONEY MARKET PORTFOLIO & UBS RMA U.S. GOVERNMENT PORTFOLIO

A special meeting of shareholders of UBS RMA Money Fund, Inc. (the "Corporation") was held on December 21, 2005. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a "Fund") are two of the three portfolios comprising the Corporation. Shareholders of all three portfolios of the Corporation, including the two Funds, voted together as a single class in the election of board members.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather Richardson Higgins and William D. White were elected to serve as directors for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

TO VOTE FOR OR WITHHOLD
IN THE ELECTION OF:               SHARES VOTED FOR    SHARES WITHHOLD AUTHORITY
-------------------------------------------------------------------------------
Richard Q. Armstrong             12,926,813,486.599        382,262,700.021
David J. Beaubien                12,894,932,539.714        414,143,646.906
Alan S. Bernikow                 12,917,145,567.570        391,930,619.050
Richard R. Burt                  12,925,738,374.086        383,337,812.534
Meyer Feldberg                   12,914,466,848.362        394,609,338.258
Bernard H. Garil                 12,940,774,429.761        368,301,756.859
Heather Richardson Higgins       12,921,490,612.943        387,585,573.677
William D. White                 12,909,060,097.843        400,016,088.777

To the best of the Corporation's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

SHAREHOLDER INFORMATION--UBS RMA TAX-FREE FUND INC.

A special meeting of shareholders of UBS RMA Tax-Free Fund Inc. (the "Fund") was held on December 21, 2005.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather Richardson Higgins and William D. White were elected to serve as directors for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

TO VOTE FOR OR WITHHOLD
IN THE ELECTION OF:               SHARES VOTED FOR    SHARES WITHHOLD AUTHORITY
-------------------------------------------------------------------------------
Richard Q. Armstrong             3,296,130,098.843         100,551,682.707
David J. Beaubien                3,288,769,625.508         107,912,156.042
Alan S. Bernikow                 3,248,165,528.429         148,516,253.121
Richard R. Burt                  3,249,371,377.920         147,310,403.630
Meyer Feldberg                   3,242,975,285.117         153,706,496.433
Bernard H. Garil                 3,305,576,298.984          91,105,482.566
Heather Richardson Higgins       3,302,454,578.144          94,227,203.406
William D. White                 3,287,794,472.769         108,887,308.781

To the best of the Fund's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

SHAREHOLDER INFORMATION--UBS RMA CALIFORNIA MUNICIPAL MONEY FUND & UBS RMA NEW YORK MUNICIPAL MONEY FUND

A special meeting of shareholders of UBS Managed Municipal Trust (the "Trust") was held on December 21, 2005. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (each a "Fund") are the two portfolios comprising the Trust. Shareholders of both Funds voted together as a single class in the election of board members.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather Richardson Higgins and William D. White were elected to serve as trustees for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

TO VOTE FOR OR WITHHOLD
IN THE ELECTION OF:               SHARES VOTED FOR    SHARES WITHHOLD AUTHORITY
-------------------------------------------------------------------------------
Richard Q. Armstrong             1,472,026,716.832         34,762,122.338
David J. Beaubien                1,471,924,272.505         34,864,566.665
Alan S. Bernikow                 1,434,298,733.657         72,490,105.513
Richard R. Burt                  1,434,378,546.904         72,410,292.266
Meyer Feldberg                   1,472,785,417.651         34,003,421.519
Bernard H. Garil                 1,472,926,238.750         33,862,600.420
Heather Richardson Higgins       1,471,987,815.119         34,801,024.051
William D. White                 1,470,594,856.306         36,193,982.864

To the best of the Trust's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

SHAREHOLDER INFORMATION--UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

A special meeting of shareholders of UBS Municipal Money Market Series (the "Trust") was held on December 21, 2005. UBS RMA New Jersey Municipal Money Fund (the "Fund") is the sole portfolio comprising the Trust. Shareholders of the Fund voted in the election of board members.

At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard R. Burt, Meyer Feldberg, Bernard H. Garil, Heather Richardson Higgins and William D. White were elected to serve as trustees for an indefinite term until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

TO VOTE FOR OR WITHHOLD
IN THE ELECTION OF:               SHARES VOTED FOR    SHARES WITHHOLD AUTHORITY
-------------------------------------------------------------------------------
Richard Q. Armstrong               138,142,984.034         2,399,766.926
David J. Beaubien                  138,726,104.534         1,816,646.426
Alan S. Bernikow                   138,733,403.932         1,809,347.028
Richard R. Burt                    138,733,403.932         1,809,347.028
Meyer Feldberg                     138,733,403.932         1,809,347.028
Bernard H. Garil                   138,733,403.932         1,809,347.028
Heather Richardson Higgins         138,726,104.534         1,816,646.426
William D. White                   138,733,403.932         1,809,347.028

To the best of the Trust's knowledge, there were no "broker non-votes." (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Mr. White retired from the board at the end of January 2006.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULES

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

UBS RMA Money Market Portfolio

Board Approval of the Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract (unaudited)

BACKGROUND. At a meeting of the board of UBS RMA Money Fund, Inc. (the "Corporation") on July 20, 2005, the board members, including the Corporation's Independent Directors (I.E., those directors who are not "interested persons" of the Corporation as that term is defined in the Investment Company Act of 1940, as amended), considered and approved the continuance of the Advisory and Administration Contract between the Corporation and UBS Financial Services Inc. with respect to UBS RMA Money Market Portfolio (the "Fund") ("Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services Inc. and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information concerning UBS Financial Services Inc. and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Directors met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been presented to them at the meeting. At all of these sessions, the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION CONTRACT AND SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. In approving the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, the board, including the Independent Directors, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION CONTRACT AND THE SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services Inc. under the Advisory and Administration

Contract and UBS Global AM under the Sub-Advisory and Sub-Administration Contract, respectively, during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services Inc.'s oversight of UBS Global AM's provision of sub-advisory and sub-administrative services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services Inc. concerning the management of the Fund's affairs and UBS Financial Services Inc.'s role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services Inc. and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services Inc.'s and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Financial Services Inc., UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Financial Services Inc. and UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. Management reminded the board that the Fund functions as a sweep vehicle.

In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation arrangements.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five-, and 10-year periods ended May 31, 2005. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was consistently in the second quintile for the one-, three-, and ten-year periods and in the first quintile for the five-year period and, thus, that the Fund had outperformed most of the funds in its Performance Universe. Based on its review, the board concluded that the Fund's investment performance was satisfactory.

MANAGEMENT FEES AND EXPENSE RATIOS. The board reviewed and considered the contractual management fee (the "Contractual Management Fee") (0.50%) payable by the Fund to UBS Financial Services Inc. in light of the nature, extent and quality of the management and administrative services provided by UBS Financial Services Inc. The board also considered that effective July 1, 2005, in connection with shareholders' recent approval of a shareholder services plan for the Fund, the Fund's Contractual Management Fee was reduced by a contractual fee waiver arrangement so that the management fee is not to exceed the following breakpoint schedule: up to $1.0 billion in average daily net assets--0.50%; in excess of $1.0 billion and up to $1.5 billion in average daily net assets--0.44%; over $1.5 billion in average daily net assets--0.36%. The board noted that UBS Financial Services Inc. had also agreed, in connection with the shareholders' approval of the plan, that it would cap the Fund's aggregate management and service fees so that the total of these two expenses would not exceed the Fund's current Contractual Management Fee. The board also reviewed and considered the actual fee rate paid by the Fund (the "Actual Management Fee") (0.371%) which was calculated based upon the comparison period utilized by Lipper, but then adjusted by Lipper to reflect the imposition of the new fee waiver discussed above.

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of other funds in a group of funds selected and provided by Lipper (the "Expense Group"). The board also received information on UBS Global Asset Management (Americas) Inc.'s (an affiliate of both UBS Financial Services Inc. and UBS Global AM) standard institutional account fees for short-term fixed income-type accounts. The board noted that these fees were lower than the Contractual and Actual Management Fees (which Contractual and Actual Management Fees reflect the aggregate of fees payable to UBS Financial

Services Inc. and the sub-advisory and sub-administration fees payable to UBS Global AM), but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons. Management also discussed with the board the Fund's distribution arrangements. The board noted that UBS Global AM is the principal distributor of the Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Fund's shares. The board also noted that the Fund's shareholders had recently approved the adoption of a shareholder services plan with respect to the Fund, under which plan UBS Global AM pays all or virtually all of the service fee to UBS Financial Services Inc.

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the fifth and second quintile, respectively, of the funds in their Expense Group (I.E., ninth and fourth lowest of ten respectively, for the comparison periods utilized in the Lipper report, after adjusting the data for the more recent fee waivers) and that, therefore, although the Fund's Contractual Management Fee was higher than that of most of the funds in its Expense Group, its Actual Management Fee was below the average for its Expense Group. The board also noted that the Fund's total expenses of 0.598% were third lowest in its Expense Group for the comparison period utilized in the Lipper report, placing it in the second quintile for its Expense Group.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (the "Sub-advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services Inc., not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the Contractual Management Fee and the Sub-advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, respectively.

UBS FINANCIAL SERVICES INC. PROFITABILITY. The board received and considered a profitability analysis of UBS Financial Services Inc. and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to the allocation methodologies used in preparing this profitability data. The board also received information about UBS Financial Services Inc.'s profitability in comparison with the limited available industry data.

UBS Financial Services Inc.'s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee, after giving effect to the contractual waivers, contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place given the addition of the service plan. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Management Fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-advisory Fee did not contain breakpoints but also that, as the Sub-advisory Fee is paid by UBS Financial Services Inc., not the Fund, separate considerations of economies of scale with respect to the Sub-advisory Fee were not relevant.

Generally, in light of UBS Financial Services Inc.'s profitability data, the Actual (as well as Contractual) Management Fee, and the breakpoints currently in place, the board believed that UBS Financial Services Inc.'s sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS FINANCIAL SERVICES INC. AND UBS GLOBAL AM. The board considered other benefits received by UBS Financial Services Inc., UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services Inc.'s and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services Inc. and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services, Inc. or UBS Global AM were present.

UBS RMA U.S. Government Portfolio

Board Approval of the Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract (unaudited)

BACKGROUND. At a meeting of the board of UBS RMA Money Fund Inc. (the "Corporation") on July 20, 2005, the board members, including the Corporation's Independent Directors (i.e., those directors who are not "interested persons" of the Corporation as that term is defined in the Investment Company Act of 1940, as amended), considered and approved the continuance of the Advisory and Administration Contract between the Corporation and UBS Financial Services Inc. with respect to UBS RMA U.S. Government Portfolio (the "Fund") ("Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services Inc. and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information concerning UBS Financial Services Inc. and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Directors met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been presented to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION CONTRACT AND SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. In approving the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, the board, including the Independent Directors, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION CONTRACT AND THE SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services Inc. under the Advisory and Administration Contract and UBS Global AM under the Sub-Advisory and Sub-Administration

Contract, respectively, during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services Inc.'s oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services Inc. concerning the management of the Fund's affairs and UBS Financial Services Inc.'s role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services Inc. and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services Inc.'s and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Financial Services Inc., UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Financial Services Inc. and UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation arrangements.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five- and 10-year periods ended May 31, 2005. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was consistently in the second quintile for the one-, three-, and five-year periods and in the third quintile for the ten-year period and, thus, that the Fund's performance was above the Performance Universe average for the one-, three-, and five-year periods and approximately at the Performance Universe Average for the ten-year period. Based on its review, the board concluded that the Fund's investment performance was satisfactory.

MANAGEMENT FEES AND EXPENSE RATIOS. The board reviewed and considered the contractual management fee (the "Contractual Management Fee") (0.428% after the imposition of breakpoints, which are discussed further) payable by the Fund to UBS Financial Services Inc. in light of the nature, extent and quality of the management and administrative services provided by UBS Financial Services Inc. The board also reviewed and considered the actual fee rate paid by the Fund (the "Actual Management Fee") (0.402%).

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of other funds in a group of funds selected and provided by Lipper (the "Expense Group"). The board also received information on UBS Global Asset Management (Americas) Inc.'s (an affiliate of both UBS Financial Services Inc. and UBS Global AM) standard institutional account fees for short-term fixed income-type accounts. The board noted that these fees were lower than the Contractual and Actual Management Fees (which Contractual and Actual Management Fees reflect the aggregate of fees payable to UBS Financial Services Inc. and the sub-advisory and sub-administration fees payable to UBS Global AM), but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons. Management also discussed with the board the Fund's distribution arrangements. The board noted that UBS Global AM is the principal distributor of the Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Fund's shares, and that the Fund pays UBS Global AM a monthly service fee at the annual rate of up to 0.15% of the Fund's average daily net assets for providing certain shareholder services and that, currently, the amount paid UBS Global AM is 0.125% of average daily net assets.

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the third quintile and fourth quintile, respectively, of the funds in their Expense Group (I.E., fourth and fifth lowest of seven, respectively, for the comparison periods utilized in the Lipper report) and, thus, that the Fund's contractual and actual management fee were somewhat above the median for their Expense Group average. The board also noted that the Fund's total expenses of 0.578% were third lowest in its Expense Group for the comparison period utilized in the Lipper report, placing it in the second quintile for its Expense Group and thus, its total expenses were below the average for its Expense Group.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services Inc., not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the Contractual Management Fee and the Sub-advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, respectively.

UBS FINANCIAL SERVICES INC. PROFITABILITY. The board received and considered a profitability analysis of UBS Financial Services Inc. and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to the allocation methodologies used in preparing this profitability data.The board also received information about UBS Financial Services Inc.'s profitability in comparison with the limited available industry data. UBS Financial Services Inc.'s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Management Fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-advisory Fee did not contain breakpoints but also that, as the Sub-advisory Fee is paid by UBS Financial Services Inc., not the Fund, separate considerations of economies of scale with respect to the Sub-advisory Fee were not relevant.

Generally, in light of UBS Financial Services Inc.'s profitability data, the Actual (as well as Contractual) Management Fee and the breakpoints currently in place, the board believed that UBS Financial Services Inc.'s sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS FINANCIAL SERVICES INC. AND UBS GLOBAL AM. The board considered other benefits received by UBS Financial Services Inc., UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services Inc.'s and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services Inc. and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved each of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services Inc. or UBS Global AM were present.

UBS RMA Tax-Free Fund

Board Approval of the Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract (unaudited)

BACKGROUND. At a meeting of the board of UBS RMA Tax-Free Fund Inc. (the "Fund") on July 20, 2005, the board members, including the directors who are not "interested persons" of the Fund ("Independent Directors") as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory and Administration Contract between the Fund and UBS Financial Services Inc. ("Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. ("UBS Global AM") ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services Inc. and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information concerning UBS Financial Services Inc. and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Directors met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been presented to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION CONTRACT AND SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. In approving the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract the board, including the Independent Directors, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION CONTRACT AND THE SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services Inc. under the Advisory and Administration Contract and UBS Global AM under the Sub-Advisory and Sub-Administration Contract, respectively, during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services Inc.'s oversight of UBS Global AM's provision of sub-advisory and sub-administration services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services Inc. concerning the management of the Fund's affairs and UBS Financial Services Inc.'s role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services Inc. and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services Inc.'s and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Financial Services Inc., UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Financial Services Inc. and UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation arrangements.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five- and 10-year periods ended May 31, 2005. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was in the second quintile for the one-year period and the third quintile for the three-, five-year and 10 year periods shown. Based on its review, the board concluded that the Fund's investment performance was satisfactory.

MANAGEMENT FEES AND EXPENSE RATIOS. The board reviewed and considered the contractual management fee (the "Contractual Management Fee") (0.415% after the imposition of breakpoints, which are discussed further below) payable by the Fund to UBS Financial Services Inc. in light of the nature, extent and quality of the management and administrative services provided by UBS Financial Services Inc. The board also reviewed and considered the actual fee rate paid by the Fund (the "Actual Management Fee") (0.415%).

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of other funds in a group of funds selected and provided by Lipper (the "Expense Group"). The board also received information on UBS Global Asset Management (Americas) Inc.'s (an affiliate of both UBS Financial Services Inc. and UBS Global AM) standard institutional account fees for short-term fixed income-type accounts. The board noted that these fees were lower than the Contractual and Actual Management Fees (which Contractual and Actual Management Fees reflect the aggregate of fees payable to UBS Financial Services Inc. and the sub-advisory and sub-administration fees payable to UBS Global AM), but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons. Management also discussed with the board the Fund's distribution arrangements. The board noted that UBS Global AM is the principal distributor of the Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Fund's shares, and that the Fund pays UBS Global AM a monthly service fee at the annual rate of up to 0.15% of the Fund's average daily net assets for providing certain shareholder services and that, currently, the amount paid UBS Global AM is 0.125% of average daily net assets.

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were each in the third quintile of the funds in their Expense Group (I.E., fourth lowest of seven, for the comparison periods utilized in the Lipper report). The board also noted that the Fund's total expenses of 0.603% was third lowest in its Expense Group for the comparison period utilized in the Lipper report, placing it in the second quintile for its Expense Group.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services Inc., not the Fund, and, accordingly, than the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the Contractual Management Fee and the Sub-advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, respectively.

UBS FINANCIAL SERVICES INC. PROFITABILITY. The board received and considered a profitability analysis of UBS Financial Services Inc. and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to the allocation methodologies used in preparing this profitability data. The board also received information about UBS Financial Services Inc.'s profitability in comparison with the limited available industry data. UBS Financial Services Inc.'s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Contractual Management Fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-advisory Fee did not contain breakpoints but also that, as the Sub-advisory Fee is paid by UBS Financial Services Inc., not the Fund, separate considerations of economies of scale with respect to the Sub-advisory Fee were not relevant.

Generally, in light of UBS Financial Services Inc.'s profitability data, the Actual (as well as Contractual) Management Fee and the breakpoints currently in place, the board believed that UBS Financial Services Inc.'s sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS FINANCIAL SERVICES INC. AND UBS GLOBAL AM. The board considered other benefits received by UBS Financial Services Inc., UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services Inc.'s and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services Inc. and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved each of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services Inc. or UBS Global AM were present.

UBS RMA California Municipal Money Fund

Board Approval of the Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract (unaudited)

BACKGROUND. At a meeting of the board of UBS Managed Municipal Trust (the "Trust") on July 20, 2005, the board members, including the Trust's Independent Trustees (i.e., those trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, as amended), considered and approved the continuance of the Advisory and Administration Contract between the Trust and UBS Financial Services Inc. with respect to UBS RMA California Municipal Money Fund (the "Fund") ("Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services Inc. and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information concerning UBS Financial Services Inc. and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been presented to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION CONTRACT AND SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. In approving the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION CONTRACT AND THE SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services Inc. under the Advisory and Administration Contract and UBS Global AM under the Sub-Advisory and Sub-Administration

Contract, respectively, during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services Inc.'s oversight of UBS Global AM's provision of sub-advisory and sub-administrative services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services Inc. concerning the management of the Fund's affairs and UBS Financial Services Inc.'s role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services Inc. and UBS Global AM took into account the board's knowledge and familiarity gained as board members of Funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services Inc.'s and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Financial Services Inc., UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Financial Services Inc. and UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation arrangements.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five- and 10-year periods ended May 31, 2005. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was in the third quintile for the one-year period and the fourth quintile for the three-, five- and 10-year periods shown. The Board requested that management explain the Fund's long-term underperformance. Management explained that, in comparison with its Performance Universe, the Fund's portfolio was generally of higher overall credit quality and contained very minimum exposure to positions subject to the alternative minimum tax ("AMT"). Management noted that, in general, its state tax-free funds were managed in a higher quality, generally more defensive posture than a number of their peers. Both of these portfolio management decisions had resulted in a slightly lower yield over time when compared to the Performance Group. Management also noted that, as California was a relatively-high tax state, peers that may have less sensitive (or less affluent) a client base tended to incorporate significant exposures to AMT investments, and that these differentials in AMT investments between the Fund and its peers were frequently the reason for the Fund's fourth quintile placement. Management also noted that, more recently, the portfolio management team's decision to have a very short weighted average maturity of its portfolio had penalized performance to a degree. Based on its review and management's explanation, including management's explanation that the Fund was being managed to provide a higher quality alternative to its investors in comparison to some of its peers, the board concluded that the Fund's investment performance was satisfactory.

MANAGEMENT FEES AND EXPENSE RATIOS. The board reviewed and considered the contractual management fee (the "Contractual Management Fee") (0.447% after the imposition of breakpoints, which are discussed further below) payable by the Fund to UBS Financial Services Inc. in light of the nature, extent and quality of the management and administrative services provided by UBS Financial Services Inc. The board also reviewed and considered the actual fee rate paid by the Fund (the "Actual Management Fee") (0.457%).

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of other funds in a group of funds selected and provided by Lipper (the "Expense Group"). The board also received information on UBS Global Asset Management (Americas) Inc.'s (an affiliate of both UBS Financial Services Inc. and UBS Global AM) standard institutional account fees for short-term fixed income-type accounts. The board noted that these fees were lower than the Contractual and Actual Management Fees (which Contractual and Actual Management Fees reflect the aggregate of fees payable to UBS Financial Services Inc. and the sub-advisory and sub-administration fees payable to UBS Global AM), but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons. Management also discussed with the board the Fund's distribution arrangements. The board noted that UBS Global AM is the principal distributor of the Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Fund's shares, and that the Fund pays UBS Global AM a monthly service fee at the annual rate of up to 0.15% of the Fund's average daily net assets for providing certain shareholder services and that, currently, the amount paid UBS Global AM is 0.125% of average daily net assets.

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the second and fourth quintile, respectively, of the funds in their Expense Group (I.E., third and sixth lowest of nine, respectively, for the comparison periods utilized in the Lipper report). The board also noted that the Fund's total expenses of 0.646% were seventh lowest in its Expense Group for the comparison period utilized in the Lipper report, placing it in the fourth quintile for its Expense Group.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services Inc., not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the Contractual Management Fee and the Sub-advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, respectively.

UBS FINANCIAL SERVICES INC. PROFITABILITY. The board received and considered a profitability analysis of UBS Financial Services Inc. and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to the allocation methodologies used in preparing this profitability data. The board also received information about UBS Financial Services Inc.'s profitability in comparison with the limited available industry data. UBS Financial Services Inc.'s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Contractual Management Fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-advisory Fee did not contain breakpoints but also that, as the Sub-advisory Fee is paid by UBS Financial Services Inc., not the Fund, separate considerations of economies of scale with respect to the Sub-advisory Fee were not relevant.

Generally, in light of UBS Financial Services Inc.'s profitability data, the Actual (as well as Contractual) Management Fee and the breakpoints currently in place, the board believed that UBS Financial Services Inc.'s sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS FINANCIAL SERVICES INC. AND UBS GLOBAL AM. The board considered other benefits received by UBS Financial Services Inc., UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services Inc.'s and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services Inc. and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved each of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Advisory and Administration Contract and the Sub- Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services Inc. or UBS Global AM were present.

UBS RMA New York Municipal Money Fund

Board Approval of the Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract (unaudited)

BACKGROUND. At a meeting of the board of UBS Managed Municipal Trust (the "Trust") on July 20, 2005, the board members, including the Trust's Independent Trustees (i.e., those trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, as amended), considered and approved the continuance of the Advisory and Administration Contract between the Trust and UBS Financial Services Inc. with respect to UBS RMA New York Municipal Money Fund (the "Fund") ("Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services Inc. and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information concerning UBS Financial Services Inc. and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been presented to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION CONTRACT AND SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. In approving the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION CONTRACT AND THE SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the Fund by UBS Financial Services Inc. under the Advisory and Administration Contract and UBS Global AM under the Sub-Advisory and Sub-Administration Contract, respectively, during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services Inc.'s oversight of UBS Global AM's provision of sub-advisory and sub-administrative services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services Inc. concerning the management of the Fund's affairs and UBS Financial Services Inc.'s role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services Inc. and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services Inc.'s and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Financial Services Inc., UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in meeting best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Financial Services Inc. and UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation arrangements.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five- and 10-year periods ended May 31, 2005. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was consistently in the fourth quintile for the one-, three-, five-year and 10-year periods shown. The Board requested that management explain the Fund's underperformance. Management explained that, in comparison with its Performance Universe, the Fund's portfolio was generally of higher overall credit quality and contained very minimum exposure to positions subject to the alternative minimum tax ("AMT"). Management noted that, in general, its state tax-free funds were managed in a higher quality, generally more defensive posture than a number of their peers. Both of these portfolio management decisions had resulted in a slightly lower yield over time when compared to the Performance Group. Management also noted that, as New York was a relatively-high tax state, peers that may have less sensitive (or less affluent) a client base tended to incorporate significant exposures to AMT investments, and that these differentials in AMT investments between the Fund and its peers were frequently the reason for the Fund's fourth quintile placement. Management also noted that, more recently, the portfolio management team's decision to have a very short weighted average maturity of its portfolio had penalized performance to a degree. Based on its review and management's explanation, including management's explanation that the Fund was being managed to provide a higher quality alternative to its investors in comparison to some of its peers, the board concluded that the Fund's investment performance was satisfactory.

MANAGEMENT FEES AND EXPENSE RATIOS. The board reviewed and considered the contractual management fee (the "Contractual Management Fee") (0.471% after the imposition of breakpoints, which are discussed further below) payable by the Fund to UBS Financial Services Inc. in light of the nature, extent and quality of the management and administrative services provided by UBS Financial Services Inc. The board also reviewed and considered the actual fee rate paid by the Fund (the "Actual Management Fee") (0.470%).

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of other funds in a group of funds selected and provided by Lipper (the "Expense Group"). The board also received information on UBS Global Asset Management (Americas) Inc.'s (an affiliate of both UBS Financial Services Inc. and UBS Global AM) standard institutional account fees for short-term fixed income-type accounts. The board noted that these fees were lower than the Contractual and Actual Management Fees (which Contractual and Actual Management Fees reflect the aggregate of fees payable to UBS Financial Services Inc. and the sub-advisory and sub-administration fees payable to UBS Global AM), but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons. Management also discussed with the board the Fund's distribution arrangements. The board noted that UBS Global AM is the principal distributor of the Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Fund's shares, and that the Fund pays UBS Global AM a monthly service fee at the annual rate of up to 0.15% of the Fund's average daily net assets for providing certain shareholder services and that, currently, the amount paid UBS Global AM is 0.125% of average daily net assets.

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the second and fourth quintile, respectively, of the funds in their Expense Group (I.E., fourth and sixth lowest, respectively, of nine, for the comparison periods utilized in the Lipper report). The board also noted that the Fund's total expenses of 0.667% were sixth lowest in its Expense Group for the comparison period utilized in the Lipper report, placing it in the fourth quintile for its Expense Group.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services Inc., not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the Contractual Management Fee and the Sub-advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, respectively.

UBS FINANCIAL SERVICES INC. PROFITABILITY. The board received and considered a profitability analysis of UBS Financial Services Inc. and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to the allocation methodologies used in preparing this profitability data. The board also received information about UBS Financial Services Inc.'s profitability in comparison with the limited available industry data. UBS Financial Services Inc.'s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee contained breakpoints. The board considered that the Fund's asset level exceeded the first of its breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Contractual Management Fee. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-advisory Fee did not contain breakpoints but also that, as the Sub-advisory Fee is paid by UBS Financial Services Inc., not the Fund, separate considerations of economies of scale with respect to the Sub-advisory Fee were not relevant.

Generally, in light of UBS Financial Services Inc.'s profitability data, the Actual (as well as Contractual) Management Fee and the breakpoints currently in place, the board believed that UBS Financial Services lnc.'s sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS FINANCIAL SERVICES INC. AND UBS GLOBAL AM. The board considered other benefits received by UBS Financial Services lnc., UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services Inc.'s and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services Inc. and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved each of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services Inc. or UBS Global AM were present.

UBS RMA New Jersey Municipal Money Fund

Board Approval of the Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract (unaudited)

BACKGROUND. At a meeting of the board of UBS Municipal Money Market Series (the "Trust") on July 20, 2005, the board members, including the Trust's Independent Trustees (i.e., those trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, as amended), considered and approved the continuance of the Advisory and Administration Contract between the Trust and UBS Financial Services Inc. with respect to UBS RMA New Jersey Municipal Money Fund (the "Fund") ("Advisory and Administration Contract") and the Sub-Advisory and Sub-Administration Contract between UBS Financial Services Inc. and UBS Global Asset Management (US) Inc. ("UBS Global AM") with respect to the Fund ("Sub-Advisory and Sub-Administration Contract"). In preparing for the meeting, the board members had requested and received information from UBS Financial Services Inc. and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information concerning UBS Financial Services Inc. and UBS Global AM, as well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for the Fund, certain portions of which are discussed below. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been presented to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION CONTRACT AND SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. In approving the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION CONTRACT AND THE SUB-ADVISORY AND SUB-ADMINISTRATION CONTRACT. The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the

Fund by UBS Financial Services Inc. under the Advisory and Administration Contract and UBS Global AM under the Sub-Advisory and Sub-Administration Contract, respectively, during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by management, including in particular UBS Financial Services Inc.'s oversight of UBS Global AM's provision of sub-advisory and sub-administrative services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services Inc. concerning the management of the Fund's affairs and UBS Financial Services Inc.'s role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the Fund and management's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services Inc. and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services Inc.'s and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative, sub-administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Financial Services Inc., UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG.

The board reviewed how transactions in Fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Financial Services Inc. and UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation arrangements.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract.

FUND PERFORMANCE. The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five- and 10-year periods ended May 31, 2005. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance was consistently in the fourth quintile for the one-, three-, five-year and 10-year periods shown. The Board requested that management explain the Fund's underperformance. Management explained that, in comparison with its Performance Universe, the Fund's portfolio was generally of higher overall credit quality and contained relatively limited exposure to positions subject to the alternative minimum tax ("AMT"). Management noted that, in general, its state tax-free funds were managed in a higher quality, generally more defensive posture than a number of their peers. Both of these portfolio management decisions had resulted in a slightly lower yield over time when compared to the Performance Group. Management also noted that, as New Jersey was a relatively-high tax state, peers that may have less sensitive (or less affluent) a client base tended to incorporate significant exposures to AMT investments, and that these differentials in AMT investments between the Fund and its peers were frequently the reason for the Fund's fourth quintile placement. Management also noted that, more recently, the portfolio management team's decision to have a very short weighted average maturity of its portfolio had penalized performance to a degree. Based on its review and management's explanation, including management's explanation that the Fund was being managed to provide a higher quality alternative to its investors in comparison to some of its peers, the board concluded that the Fund's investment performance was satisfactory.

MANAGEMENT FEES AND EXPENSE RATIOS. The board reviewed and considered the contractual management fee (the "Contractual Management Fee") (0.50%) payable by the Fund to UBS Financial Services Inc. in light of the nature, extent and quality of the management and administrative services provided by UBS Financial Services Inc. The board also reviewed and considered the actual fee rate paid by the Fund (the "Actual Management Fee") (0.493%).

Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of other funds in a group of funds selected and provided by Lipper (the "Expense Group"). The board also received information on UBS Global Asset Management (Americas) Inc.'s (an affiliate of both UBS Financial Services Inc. and UBS Global AM) standard institutional account fees for short-term fixed income-type accounts. The board noted that these fees were lower than the Contractual and Actual Management Fees (which Contractual and Actual Management Fees reflect the aggregate of fees payable to UBS Financial Services Inc. and the sub-advisory and sub-administration fees payable to UBS Global AM), but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the Fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons. Management also discussed with the board the Fund's distribution arrangements. The board noted that UBS Global AM is the principal distributor of the Fund's shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Fund's shares, and that the Fund pays UBS Global AM a monthly service fee at the annual rate of 0.12% of the Fund's average daily net assets for providing certain shareholder services.

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were in the first and fourth quintile, respectively, of the funds in their Expense Group (I.E., second and eighth lowest, respectively, of ten, for the comparison periods utilized in the Lipper report). The board also noted that the Fund's total expenses of 0.755% were seventh lowest in its Expense Group for the comparison period utilized in the Lipper report, placing it in the fourth quintile for its Expense Group.

The board did not receive comparative information from Lipper with respect to the Fund's sub-advisory and sub-administration fee (together, the "Sub-advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services Inc., not the Fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Fund's shareholders.

Taking all of the above into consideration, the board determined that the Management Fee and the Sub-advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, respectively.

UBS FINANCIAL SERVICES INC. PROFITABILITY. The board received and considered a profitability analysis of UBS Financial Services Inc. and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to the allocation methodologies used in preparing this profitability data. The board also received information about UBS Financial Services Inc.'s profitability in comparison with the limited available

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industry data. UBS Financial Services Inc.'s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE. The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund's Contractual Management Fee contained breakpoints. Although the Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the board noted that the Fund's breakpoints reflected the potential for sharing economies of scale with shareholders as the Fund grows. The board also noted that as the Fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the Fund's Sub-advisory Fee did not contain breakpoints but also that, as the Sub-advisory Fee is paid by UBS Financial Services Inc., not the Fund, separate considerations of economies of scale with respect to the Sub-advisory Fee were not relevant.

Generally, in light of UBS Financial Services Inc.'s profitability data, the Actual (as well as Contractual) Management Fee and the breakpoints which would provide for sharing of economies of scale with shareholders if the Fund grew, the board believed that UBS Financial Services lnc.'s sharing of current and potential economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS FINANCIAL SERVICES INC. AND UBS GLOBAL AM. The board considered other benefits received by UBS Financial Services Inc., UBS Global AM and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Fund and UBS Financial Services Inc.'s and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Financial Services Inc. and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved each of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract. The Independent

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Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services Inc. or UBS Global AM were present.

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DIRECTORS/TRUSTEES

Richard Q. Armstrong
CHAIRMAN

David J. Beaubien

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather Richardson Higgins

PRINCIPAL OFFICERS

W. Douglas Beck
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT
(TAXABLE FUNDS)

Elbridge T. Gerry, III
VICE PRESIDENT
(TAX-FREE FUNDS)

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2006 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]

                                                    PRESORTED
                                                     STANDARD
                                                   U.S. POSTAGE
                                                       PAID
                                                  COMPUTERSHARE

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019

ITEM 2.   CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:       /s/ W. Douglas Beck
          -------------------
          W. Douglas Beck
          President

Date:     March 10, 2006
          --------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ W. Douglas Beck
          -------------------
          W. Douglas Beck
          President

Date:     March 10, 2006
          --------------

By:       /s/ Thomas Disbrow
          ------------------
          Thomas Disbrow
          Vice President and Treasurer

Date:     March 10, 2006
          --------------